UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04973

Exact name of registrant as specified in charter:	Voyageur Insured Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

February 28, 2015

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information

—	Obtain share prices

—	Check your account balance and recent transactions

—	Request statements or literature

—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2014 to February 28, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2014 to Feb. 28, 2015.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2014 to February 28, 2015 (Unaudited)

Delaware Tax-Free Arizona Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,028.80	0.85%	$4.28
Class C	1,000.00	1,025.90	1.60%	8.04
Institutional Class	1,000.00	1,030.10	0.60%	3.02

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free California Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,029.40	0.83%	$4.18
Class C	1,000.00	1,025.60	1.58%	7.94
Institutional Class	1,000.00	1,030.70	0.58%	2.92

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.68	0.83%	$4.16
Class C	1,000.00	1,016.96	1.58%	7.90
Institutional Class	1,000.00	1,021.92	0.58%	2.91

Delaware Tax-Free Colorado Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,025.50	0.85%	$4.27
Class C	1,000.00	1,021.70	1.60%	8.02
Institutional Class	1,000.00	1,026.80	0.60%	3.02

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free Idaho Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,022.70	0.88%	$4.41
Class C	1,000.00	1,018.90	1.63%	8.16
Institutional Class	1,000.00	1,023.10	0.63%	3.16

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.43	0.88%	$4.41
Class C	1,000.00	1,016.71	1.63%	8.15
Institutional Class	1,000.00	1,021.67	0.63%	3.16

Disclosure of Fund expenses

For the six-month period from September 1, 2014 to February 28, 2015 (Unaudited)

Delaware Tax-Free New York Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,030.80	0.81%	$4.08
Class C	1,000.00	1,026.10	1.56%	7.84
Institutional Class	1,000.00	1,031.20	0.56%	2.82

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Tax-Free Pennsylvania Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio	Expenses Paid During Period 9/1/14 to 2/28/15*

Actual Fund return†
Class A	$1,000.00	$1,028.50	0.89%	$4.48
Class C	1,000.00	1,024.70	1.65%	8.28
Institutional Class	1,000.00	1,028.50	0.65%	3.27

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class C	1,000.00	1,016.61	1.65%	8.25
Institutional Class	1,000.00	1,021.57	0.65%	3.26

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free Arizona Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.21%
Corporate Revenue Bonds	7.63%
Education Revenue Bonds	21.06%
Electric Revenue Bonds	8.99%
Healthcare Revenue Bonds	19.26%
Lease Revenue Bonds	7.04%
Local General Obligation Bonds	2.85%
Pre-Refunded Bonds	8.20%
Special Tax Revenue Bonds	10.06%
Transportation Revenue Bonds	5.96%
Water & Sewer Revenue Bonds	7.16%
Short-Term Investments	0.75%
Total Value of Securities	98.96%
Receivables and Other Assets Net of Liabilities	1.04%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Arizona	95.36%
Guam	1.60%
Puerto Rico	2.00%
Total	98.96%

Security type / sector / state / territory allocations
Delaware Tax-Free California Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.62%
Corporate Revenue Bonds	3.44%
Education Revenue Bonds	12.66%
Electric Revenue Bonds	6.51%
Healthcare Revenue Bonds	16.04%
Housing Revenue Bonds	4.27%
Lease Revenue Bonds	11.82%
Local General Obligation Bonds	6.10%
Pre-Refunded/Escrowed to Maturity Bonds	6.36%
Resource Recovery Revenue Bond	1.20%
Special Tax Revenue Bonds	9.83%
State General Obligation Bonds	8.92%
Transportation Revenue Bonds	5.58%
Water & Sewer Revenue Bonds	3.89%
Short-Term Investments	0.52%
Total Value of Securities	97.14%
Receivables and Other Assets Net of Liabilities	2.86%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
California	96.78%
U.S. Virgin Islands	0.36%
Total	97.14%

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.52%
Corporate Revenue Bond	2.06%
Education Revenue Bonds	8.95%
Electric Revenue Bonds	4.82%
Healthcare Revenue Bonds	32.66%
Housing Revenue Bonds	0.95%
Lease Revenue Bonds	3.36%
Local General Obligation Bonds	10.05%
Pre-Refunded Bonds	11.12%
Special Tax Revenue Bonds	12.97%
Transportation Revenue Bonds	10.92%
Water & Sewer Revenue Bonds	0.66%
Short-Term Investments	0.47%
Total Value of Securities	98.99%
Receivables and Other Assets Net of Liabilities	1.01%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Colorado	95.63%
Guam	1.63%
Puerto Rico	1.15%
U.S. Virgin Islands	0.58%
Total	98.99%

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.92%
Corporate Revenue Bonds	5.24%
Education Revenue Bonds	11.72%
Electric Revenue Bond	1.03%
Healthcare Revenue Bonds	11.72%
Housing Revenue Bonds	2.31%
Lease Revenue Bonds	8.28%
Local General Obligation Bonds	29.21%
Pre-Refunded Bonds	2.84%
Special Tax Revenue Bonds	15.02%
Transportation Revenue Bonds	10.52%
Water & Sewer Revenue Bond	1.03%
Total Value of Securities	98.92%
Receivables and Other Assets Net of Liabilities	1.08%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	2.68%
Idaho	92.12%
Puerto Rico	2.22%
U.S. Virgin Islands	1.90%
Total	98.92%

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.72%
Corporate Revenue Bonds	7.71%
Education Revenue Bonds	24.24%
Electric Revenue Bonds	2.65%
Healthcare Revenue Bonds	18.53%
Housing Revenue Bond	0.46%
Lease Revenue Bonds	9.80%
Local General Obligation Bonds	6.64%
Pre-Refunded Bonds	2.42%
Resource Recovery Revenue Bond	0.48%
Special Tax Revenue Bonds	14.18%
State General Obligation Bonds	0.88%
Transportation Revenue Bonds	8.60%
Water & Sewer Revenue Bonds	2.13%
Short-Term Investment	1.26%
Total Value of Securities	99.98%
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.34%
New York	98.86%
Puerto Rico	0.64%
U.S. Virgin Islands	0.14%
Total	99.98%

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of February 28, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	100.54%
Corporate Revenue Bonds	5.27%
Education Revenue Bonds	24.69%
Electric Revenue Bonds	1.19%
Healthcare Revenue Bonds	25.39%
Housing Revenue Bonds	1.75%
Lease Revenue Bonds	4.69%
Local General Obligation Bonds	6.50%
Pre-Refunded/Escrowed to Maturity Bonds	10.60%
Resource Recovery Revenue Bond	0.65%
Special Tax Revenue Bonds	3.28%
State General Obligation Bonds	3.91%
Transportation Revenue Bonds	10.63%
Water & Sewer Revenue Bonds	1.99%
Total Value of Securities	100.54%
Liabilities Net of Receivables and Other Assets	(0.54%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.71%
Pennsylvania	98.94%
Puerto Rico	0.89%
Total	100.54%

Schedules of investments
Delaware Tax-Free Arizona Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.21%

Corporate Revenue Bonds – 7.63%
Maricopa County Pollution Control
(Public Service - Palo Verde Project) Series B 5.20%
6/1/43 •	1,500,000	$1,692,120
Navajo County Pollution Control Revenue
(Arizona Public Services-Cholla) Series D 5.75%
6/1/34 •	1,500,000	1,592,820
Pima County Industrial Development Authority Pollution
Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	2,000,000	2,208,320
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	1,000,000	1,156,630

		6,649,890

Education Revenue Bonds – 21.06%
Arizona Health Facilities Authority Healthcare Education
Revenue
(Kirksville College) 5.125% 1/1/30	1,500,000	1,690,740
Arizona State University
Series C 5.50% 7/1/25	330,000	388,354
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,077,550
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	719,697
5.125% 5/15/40	1,305,000	1,464,523
Northern Arizona University
5.00% 6/1/36	475,000	524,277
5.00% 6/1/41	1,240,000	1,363,454
Phoenix Industrial Development Authority
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,322,463
(Eagle College Preparatory Project) Series A 5.00%
7/1/43	1,000,000	973,340
(Great Hearts Academic Project)
6.30% 7/1/42	500,000	533,975
6.40% 7/1/47	500,000	536,120
(Legacy Traditional Schools Project) Series A 144A
6.75% 7/1/44 #	500,000	574,105
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,176,080
Pima County Industrial Development Authority Education
Revenue
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	1,005,830
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	689,505

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A
5.00% 7/15/27 (AMBAC)	980,000	$981,009
University of Arizona Board of Rights
Series A 5.00% 6/1/25	1,000,000	1,190,820
Series A 5.00% 6/1/38	1,000,000	1,136,710

		18,348,552

Electric Revenue Bonds – 8.99%
Maricopa County Pollution Control
(Southern California Education Co.) Series A 5.00%
6/1/35	2,400,000	2,721,839
Mesa Utilities System Revenue
5.00% 7/1/18 (NATL-RE)	1,500,000	1,699,500
Pinal County Electric District No. 3
5.25% 7/1/41	2,000,000	2,234,860
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,169,910

		7,826,109

Healthcare Revenue Bonds – 19.26%
Arizona Health Facilities Authority Hospital System
Revenue
(Banner Health)
Series A 5.00% 1/1/43	1,500,000	1,659,870
Series A 5.00% 1/1/44	1,000,000	1,124,540
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,087,684
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,122,630
Maricopa County Industrial Development Authority Health
Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	2,500,000	2,890,350
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,615,000	1,742,230
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,313,832
University of Arizona Medical Center Hospital Revenue
6.50% 7/1/39	2,500,000	2,913,650
Yavapai County Industrial Development Authority Hospital
Facility
(Yavapai Regional Medical Center) Series A 5.25%
8/1/33	2,000,000	2,243,400

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	$333,683
Series A 5.25% 8/1/32	300,000	346,140

		16,778,009

Lease Revenue Bonds – 7.04%
Arizona Game & Fish Department & Community Beneficial
Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,022,270
Arizona State Certificates of Participation Department
Administration
Series A 5.25% 10/1/25 (AGM)	1,500,000	1,716,060
Arizona State Sports & Tourism Authority
(Multipurpose Stadium Facility) Senior Series A 5.00%
7/1/36	1,000,000	1,083,560
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,006,510
Pinal County Certificates of Participation
5.00% 12/1/29	1,300,000	1,302,561

		6,130,961

Local General Obligation Bonds – 2.85%
City of Chandler
5.00% 7/1/23	750,000	931,897
Coconino & Yavapai Counties Joint Unified School District
No. 9
(Sedona Oak Creek Project of 2007) Series B 5.375%
7/1/28	1,350,000	1,553,243

		2,485,140

Pre-Refunded Bonds – 8.20%
Arizona Department of Transportation State Highway Fund
Revenue
Series A 5.00% 7/1/29-18 §	1,115,000	1,266,261
Series B 5.00% 7/1/32-18 §	1,000,000	1,135,660
Arizona Transportation Board
(Maricopa County Regional Area Road) 5.00%
7/1/25-19 §	1,000,000	1,167,540
Gila County Unified School District No. 10
(Payson School Improvement Project of 2006) Series A
5.25% 7/1/27-17 (AMBAC) §	1,000,000	1,108,700

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Glendale Industrial Development Authority Hospital
Revenue
(John C. Lincoln Health) 5.00% 12/1/42-17 §	2,205,000	$2,464,330

		7,142,491

Special Tax Revenue Bonds – 10.06%
Arizona Department of Transportation State Highway Fund
Revenue
Subordinated Series A 5.00% 7/1/38	750,000	850,830
Flagstaff Aspen Place Sawmill Improvement District
Revenue
5.00% 1/1/32	570,000	570,752
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,427,988
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	645,730
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	602,301
Series A 5.25% 1/1/36	705,000	788,578
Marana Tangerine Farm Road Improvement District
Revenue
4.60% 1/1/26	667,000	678,039
Mesa Excise Tax Revenue
5.00% 7/1/32	1,000,000	1,127,400
Phoenix Civic Improvement Excise Tax Revenue
(Solid Waste Improvements) Series A 5.00% 7/1/19
(NATL-RE)	1,000,000	1,059,370
Queen Creek Improvement District No. 1
5.00% 1/1/32	1,000,000	1,011,860

		8,762,848

Transportation Revenue Bonds – 5.96%
City of Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,171,840
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33	1,250,000	1,414,513
(Senior Lien) 5.00% 7/1/32 (AMT)	1,750,000	1,969,468
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	632,020

		5,187,841

Water & Sewer Revenue Bonds – 7.16%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,232,460

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Phoenix Civic Improvement Wastewater Systems Revenue
(Junior Lien)
4.00% 7/1/17	2,500,000	$2,700,000
5.00% 7/1/19 (NATL-RE)	1,000,000	1,101,330
Series B 5.00% 7/1/21	1,000,000	1,206,700

		6,240,490

Total Municipal Bonds (cost $79,342,319)		85,552,331

Short-Term Investments – 0.75%

Variable Rate Demand Notes – 0.75%¤
Arizona State University Series A 0.01% 7/1/34 (LOC -
JPMorgan Chase Bank)	500,000	500,000
Phoenix Industrial Development Authority (Southwest
Human Development Project)
0.11% 4/1/28 (LOC - Wells Fargo Bank)	150,000	150,000

Total Short-Term Investments (cost $650,000)		650,000

Total Value of Securities – 98.96% (cost $79,992,319)		$86,202,331

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $574,105, which represents 0.66% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Schedules of investments

Delaware Tax-Free Arizona Fund

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free California Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 96.62%

Corporate Revenue Bonds – 3.44%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,185,870
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	2,535,000	2,179,770

		3,365,640

Education Revenue Bonds – 12.66%
California Municipal Finance Authority Educational
Revenue
(American Heritage Education Foundation Project) Series
A 5.25% 6/1/36	1,000,000	974,910
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,406,281
(Touro College & University System) Series A 5.25%
1/1/40	1,000,000	1,122,470
California School Finance Authority
(KIPP Louisiana Projects) Series A 5.125% 7/1/44	1,000,000	1,057,510
(Partnerships to Uplift Communities Valley Project)
Series A 6.75% 8/1/44	1,000,000	1,139,030
(View Park Elementary & Middle Schools) Series A
5.625% 10/1/34	575,000	587,144
California State Educational Facilities Authority
(University of Southern California) Series A 5.00%
10/1/23	1,000,000	1,253,730
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	936,664
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	1,000,000	1,074,350
(California Baptist University) Series A 6.125% 11/1/33	750,000	854,033
(University of California East Irvine Campus Apartments)
5.375% 5/15/38	1,000,000	1,121,380
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
5.875% 8/1/28 Ω	1,000,000	855,190

		12,382,692

Electric Revenue Bonds – 6.51%
Anaheim Public Financing Authority Electric System
District Facilities
Series A 5.00% 10/1/25	800,000	950,192
California State Department of Water Resources
Series L 5.00% 5/1/17	1,000,000	1,099,330
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	590,265

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Imperial Irrigation District Electric System Revenue
Series B 5.00% 11/1/36	250,000	$281,220
Series C 5.25% 11/1/31	1,175,000	1,369,427
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,137,310
Turlock Irrigation District Revenue
Series A 5.00% 1/1/30	830,000	938,946

		6,366,690

Healthcare Revenue Bonds – 16.04%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	980,356
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,190,440
Series A 5.00% 8/1/26	300,000	345,576
Series A 5.00% 8/1/27	300,000	343,530
Series A 5.00% 8/1/28	250,000	285,088
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	995,827
Series E 5.625% 7/1/25	1,000,000	1,147,170
(Children’s Hospital Los Angeles) Series A 5.00%
11/15/34	1,000,000	1,075,740
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,162,750
(Sutter Health Care) Series D 5.25% 8/15/31	1,000,000	1,164,550
California Statewide Communities Development Authority
Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	597,765
(Cottage Health System Obligation)
5.00% 11/1/39	300,000	343,953
5.00% 11/1/43	700,000	800,674
(Covenant Retirement Communities) 5.625% 12/1/36	1,000,000	1,105,410
(Episcopal Communities & Services)
5.00% 5/15/27	500,000	563,750
5.00% 5/15/32	600,000	657,930
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,154,640
City of La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	806,843
San Buenaventura Community Memorial Health Systems
7.50% 12/1/41	785,000	965,362

		15,687,354

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 4.27%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45	975,000	$1,089,884
California Statewide Communities Development
Multifamily Housing Authority Revenue
(Silver Ridge Apartments) Series H 5.80% 8/1/33
(FNMA) (AMT) •	1,000,000	1,002,980
Independent Cities Finance Authority
Series A 5.25% 5/15/44	1,000,000	1,082,670
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A 5.85% 8/1/31
(AMT)	1,000,000	1,000,800

		4,176,334

Lease Revenue Bonds – 11.82%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,123,210
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project) 5.00% 1/1/35	635,000	624,757
California State Public Works Board Lease Revenue
(California State Prisons Los Angeles) Series C 5.00%
10/1/26	1,000,000	1,193,150
(General Services Buildings 8 &9) Series A 6.25%
4/1/34	1,000,000	1,198,630
Elsinore Valley Municipal Water District
Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,125,460
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,145,340
Los Angeles County Public Works Financing Authority
Series A 5.00% 12/1/39	1,000,000	1,145,320
San Diego Public Facilities Financing Authority Lease
Revenue
(Master Project) Series A 5.25% 3/1/40	1,000,000	1,114,580
San Jose Financing Authority
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,156,420
San Mateo Joint Powers Financing Authority Lease
Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,166,350
Ventura County Public Financing Authority Revenue
Series A 5.00% 11/1/33	500,000	571,790

		11,565,007

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds – 6.10%
Anaheim School District Capital Appreciation Election
2002
4.58% 8/1/25 (NATL-RE) ^	1,000,000	$692,680
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28	800,000	931,120
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,150,800
Grossmont Union High School District Election 2004
5.00% 8/1/33	1,000,000	1,106,050
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Building Program)
5.50% 9/1/46 (AGM)	800,000	947,768
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	1,000,000	1,137,560

		5,965,978

Pre-Refunded/Escrowed to Maturity Bonds – 6.36%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area)
Series F-1 5.25% 4/1/23-19 §	1,000,000	1,173,380
Series F-1 5.25% 4/1/27-19 §	800,000	938,704
California State Department of Water Resources
(Center Valley Project) Series AG 5.00% 12/1/28-19 §	740,000	878,032
California State Economic Recovery
Series A 5.00% 7/1/19 §	1,000,000	1,176,860
California State Public Works Board Lease Revenue
(Regents University) Series G 5.00% 12/1/25-21 §	1,380,000	1,693,219
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875%
8/1/39-19 §	285,000	356,914

		6,217,109

Resource Recovery Revenue Bond – 1.20%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00%
9/1/36	1,000,000	1,169,840

		1,169,840

Special Tax Revenue Bonds – 9.83%
California Statewide Communities Development Authority
Revenue
(Inland Regional Center Project) 5.375% 12/1/37	1,350,000	1,427,112

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Project) Series A 5.00% 8/1/28
(RADIAN)	940,000	$941,222
Fremont Community Facilities District No. 1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	1,010,610
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project) 5.50%
12/1/24	1,000,000	1,057,020
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875%
8/1/39	215,000	251,135
Poway Redevelopment Agency Tax Allocation Revenue
5.75% 6/15/33 (NATL-RE)	270,000	270,570
Rancho Santa Fe Community Services District Financing
Authority Revenue Superior Lien
Series A 5.75% 9/1/30	800,000	919,040
Riverside County Redevelopment Agency Tax Allocation
Housing
Series A 6.00% 10/1/39	1,000,000	1,168,130
Roseville Westpark Special Tax Public Community
Facilities District No. 1
5.25% 9/1/37	500,000	508,565
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,136,010
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A 5.00%
10/1/29	325,000	357,009
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	571,985

		9,618,408

State General Obligation Bonds – 8.92%
California State
5.00% 2/1/17	1,000,000	1,086,520
5.00% 8/1/35	1,000,000	1,164,050
5.25% 11/1/40	1,000,000	1,171,830
Various Purposes
5.25% 3/1/30	1,000,000	1,160,440
5.25% 4/1/35	1,000,000	1,167,120
5.50% 4/1/18	1,000,000	1,141,550
6.00% 3/1/33	1,000,000	1,216,990
6.00% 4/1/38	515,000	618,505

		8,727,005

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds – 5.58%
Los Angeles Department of Airports Subordinate
(Los Angeles International Airport) Series B 5.00%
5/15/33	1,000,000	$1,141,260
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	579,685
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40%
9/1/25	870,000	874,124
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,697,535
San Jose Airport Revenue
Series B 5.00% 3/1/28	1,000,000	1,169,810

		5,462,414

Water & Sewer Revenue Bonds – 3.89%
California State Department of Water Resources
(Center Valley Project) Series AG 5.00% 12/1/28	75,000	87,915
San Diego Public Facilities Financing Authority Water
Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,163,340
San Francisco City & County Public Utilities Commission
Water Revenue
Series B 5.00% 11/1/26	800,000	935,768
(Water & Sewer Improvement) Subordinate Series A
5.00% 11/1/32	1,015,000	1,184,941
Semitropic Improvement District
(Second Lien) Series A 5.00% 12/1/22 (AGM)	355,000	427,796

		3,799,760

Total Municipal Bonds (cost $86,091,889)		94,504,231

	Number of shares

Short-Term Investments – 0.52%

Money Market Instrument – 0.01%
California Municipal Cash Trust	14,594	14,594

		14,594

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Variable Rate Demand Note – 0.51%¤
California Pollution Control Financing Authority (Air Products)
0.01% 3/1/41	500,000	$500,000

		500,000

Total Short-Term Investments (cost $514,594)		514,594

Total Value of Securities – 97.14% (cost $86,606,483)		$95,018,825

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $597,765, which represents 0.61% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

BHAC – Insured by Berkshire Hathaway Assurance Company

FNMA – Federal National Mortgage Association Collateral

NATL-RE – Insured by National Public Finance Guarantee Corporation

RADIAN – Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Colorado Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.52%

Corporate Revenue Bond – 2.06%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	3,000,000	$4,113,360

		4,113,360

Education Revenue Bonds – 8.95%
Colorado Educational & Cultural Facilities Authority Revenue
5.00% 11/1/44	890,000	908,432
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,288,299
7.45% 8/1/48	1,000,000	1,182,370
(Charter School Project) 5.00% 7/15/37	1,150,000	1,238,079
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	2,030,683
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,088,930
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	460,719
5.00% 12/1/42	540,000	544,450
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	799,036
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	912,451
144A 5.50% 7/1/49 #	870,000	922,348
(Woodrow Wilson Charter School Project) 5.25% 12/1/34 (SGI)	1,960,000	1,986,029
University of Colorado
Series A 5.00% 6/1/33	2,000,000	2,312,840
Series A 5.00% 6/1/38	1,000,000	1,170,650

		17,845,316

Electric Revenue Bonds – 4.82%
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,691,187
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27	2,795,000	3,217,856
Series HH 5.00% 6/1/29	2,355,000	2,707,449

		9,616,492

Healthcare Revenue Bonds – 32.66%
Aurora Hospital Revenue
(Children’s Hospital Association Project) Series D 5.00% 12/1/23 (AGM)	2,775,000	3,082,470
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24 —	1,375,000	1,483,254
(American Baptist) 8.00% 8/1/43	1,000,000	1,202,660

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	$1,678,939
Series A 5.00% 2/1/41	2,250,000	2,466,405
Series A 5.25% 2/1/33	1,000,000	1,115,870
Series A 5.25% 1/1/45	3,000,000	3,386,910
Series C-1 5.10% 10/1/41 (AGM)	2,000,000	2,143,660
Series D 6.25% 10/1/33	2,000,000	2,318,240
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,548,600
6.375% 1/1/41	1,000,000	1,091,190
Series A 5.75% 1/1/37	1,500,000	1,532,595
(Covenant Retirement Communities) Series A 5.00% 12/1/33	4,000,000	4,271,280
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,936,170
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,054,320
5.00% 12/1/42	2,500,000	2,669,850
5.625% 6/1/43	1,150,000	1,314,623
Series A 5.25% 6/1/34	2,750,000	2,760,477
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,298,580
(National Jewish Health Project) 5.00% 1/1/27	300,000	312,954
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	1,022,980
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,437,319
(Sisters of Charity of Leavenworth Health System)
Series A 5.00% 1/1/40	1,000,000	1,106,150
Series B 5.25% 1/1/25	2,500,000	2,867,075
(Total Long-Term Care)
Series A 6.00% 11/15/30	2,365,000	2,613,940
Series A 6.25% 11/15/40	750,000	828,817
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,111,460
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,783,825
Series A 4.75% 12/1/36	1,500,000	1,522,050
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,120,000	2,287,014
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	2,892,222

		65,141,899

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 0.95%
Colorado Housing & Finance Authority
(Single Family Mortgage – Class 1) Series A
5.50% 11/1/29 (FHA) (VA) (HUD)	775,000	$802,195
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (FHLMC)	490,000	538,603
Series AA 4.50% 11/1/23 (FHLMC)	505,000	553,571

		1,894,369

Lease Revenue Bonds – 3.36%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,700,046
Colorado Building Excellent Schools Today
Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,279,820
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33	1,500,000	1,712,115

		6,691,981

Local General Obligation Bonds – 10.05%
Adams 12 Five Star Schools
5.00% 12/15/25	1,000,000	1,262,770
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,138,990
Commerce City Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,422,585
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,702,908
Denver International Business Center Metropolitan District No. 1
5.00% 12/1/30	350,000	371,900
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,417,555
Jefferson County School District No. R-1
5.25% 12/15/24	2,500,000	3,184,425
North Range Metropolitan
District No. 1 4.50% 12/15/31 (ACA) @	1,500,000	1,480,590
District No. 2 5.50% 12/15/37 @	1,200,000	1,217,940
Rangely Hospital District
6.00% 11/1/26	2,250,000	2,640,240
Weld County School District No. 4
5.00% 12/1/19 (AGM)	1,085,000	1,208,874

		20,048,777

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds – 11.12%
Adams & Arapahoe Counties Joint School District No. 28J
(Aurora) 6.00% 12/1/28-18 §	2,500,000	$2,968,875
Aspen Sales Tax Revenue
(Parks & Open Spaces) Series B 5.25% 11/1/23-15 (AGM) §	2,040,000	2,110,808
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24-16 §	75,000	81,107
Denver City & County
(Justice System Facilities & Zoo) 5.00% 8/1/19-15 §	1,020,000	1,041,328
(Justice System Facilities) 5.00% 8/1/21-16 §	1,500,000	1,600,650
Douglas County School District No. 1
(Douglas & Elbert Counties) Series B 5.00% 12/15/24-16 §	2,355,000	2,547,592
Garfield County School District No. 2
5.00% 12/1/25-16 (AGM) §	2,280,000	2,463,700
Grand County School District No. 2
(East Grand) 5.25% 12/1/25-17 (AGM) §	2,485,000	2,790,705
Gunnison Watershed School District No. 1J Series 2009
5.25% 12/1/33-18 §	1,400,000	1,622,712
University of Colorado Enterprise System Revenue
Series A 5.00% 6/1/30-16 (AMBAC) §	2,000,000	2,115,980
University of Colorado Hospital Authority Revenue
Series A 5.00% 11/15/37-16 §	2,690,000	2,844,648

		22,188,105

Special Tax Revenue Bonds – 12.97%
Baptist Road Rural Transportation Authority Sales & Use
Tax Revenue
5.00% 12/1/26 @	1,575,000	1,524,269
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	757,031
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,703,820
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/35 (SGI)	3,665,000	3,774,180
Denver International Business Center
Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,868,895
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,381,425
Series A 5.25% 1/1/36	1,675,000	1,873,571

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	950,000	$1,007,732
5.35% 12/1/31	720,000	762,329
Plaza Metropolitan District No. 1
5.00% 12/1/40	1,265,000	1,326,125
Regional Transportation District
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,780,779
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,670,937
6.00% 1/15/41	2,400,000	2,760,528
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/26	500,000	602,240
Series A 5.25% 11/1/18	1,000,000	1,153,190
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	764,131
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,157,450

		25,868,632

Transportation Revenue Bonds – 10.92%
Colorado High Performance Transportation Enterprise Revenue
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,320,894
Denver City & County Airport System Revenue
Series A 5.00% 11/15/25 (NATL-RE)	2,000,000	2,151,440
Series A 5.25% 11/15/36	2,500,000	2,849,250
Series B 5.00% 11/15/30	1,000,000	1,165,270
Series B 5.00% 11/15/32	1,000,000	1,158,450
Series B 5.00% 11/15/37	8,000,000	9,088,640
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	781,929
Series C 5.375% 9/1/26	2,000,000	2,268,040

		21,783,913

Water & Sewer Revenue Bonds – 0.66%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (ASSURED GTY)	250,000	286,215

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Pueblo Board Waterworks Revenue
5.00% 11/1/21 (AGM)	1,000,000	$1,032,560

		1,318,775

Total Municipal Bonds (cost $179,612,930)		196,511,619

	Number of shares

Short-Term Investments – 0.47%

Money Market Mutual Fund – 0.27%
Dreyfus Cash Management Fund	545,237	545,237

		545,237

	Principal amount°
Variable Rate Demand Note – 0.20%¤
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation)
0.01% 1/1/39 (LOC-TD Bank)	400,000	400,000

		400,000

Total Short-Term Investments (cost $945,237)		945,237

Total Value of Securities – 98.99% (cost $180,558,167)		$197,456,856

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $1,834,799, which represents 0.92% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $4,222,799, which represents 2.12% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Schedules of investments

Delaware Tax-Free Colorado Fund

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation collateral

HUD – Housing and Urban Development Section 8

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

SGI – Insured by Syncora Guarantee Inc.

VA – Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free Idaho Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.92%

Corporate Revenue Bonds – 5.24%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	3,750,000	$3,754,087
Power County Industrial Development Revenue
(FMC project) 6.45% 8/1/32 (AMT)	2,000,000	2,004,100

		5,758,187

Education Revenue Bonds – 11.72%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,299,287
Series A 4.25% 4/1/32 (NATL-RE)	750,000	768,877
Series A 5.00% 4/1/26	965,000	1,132,302
Series A 5.00% 4/1/39	1,000,000	1,097,230
Series A 5.00% 4/1/42	1,350,000	1,510,367
Idaho Housing & Finance Association Nonprofit Facilities
(North Star Charter School Capital Appreciation Bond)
Series B 144A 5.00% 7/1/49 #^	2,888,155	239,543
(North Star Charter School) Series A 6.75% 7/1/48	529,151	522,865
University of Idaho
Series 2011 5.25% 4/1/41 —	1,910,000	2,254,602
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,155,325
Series B 4.50% 4/1/41 (AGM) —	1,100,000	1,197,493
Series B 5.00% 4/1/28	1,000,000	1,143,950
Series B 5.00% 4/1/32	500,000	564,540

		12,886,381

Electric Revenue Bond – 1.03%
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,134,250

		1,134,250

Healthcare Revenue Bonds – 11.72%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 5.00% 3/1/47	1,500,000	1,642,635
Series A 6.50% 11/1/23	250,000	293,593
Series A 6.75% 11/1/37	1,250,000	1,462,863
(St. Luke’s Regional Medical Center Project) 5.00%
7/1/35 (AGM)	2,500,000	2,784,300
(Trinity Health Center Group)
Series D 4.50% 12/1/37	1,385,000	1,475,981
Series D 5.00% 12/1/32	2,500,000	2,808,325

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	$2,421,861

		12,889,558

Housing Revenue Bonds – 2.31%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	1,046,979
Series B Class I 5.00% 7/1/37 (AMT)	435,000	435,322
Series C Class II 4.95% 7/1/31	995,000	1,045,755
Series I-1 Class I 5.45% 1/1/39 (AMT)	15,000	15,153

		2,543,209

Lease Revenue Bonds – 8.28%
Idaho Housing & Finance Association Revenue
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,676,825
Series A 7.00% 2/1/36	1,500,000	1,839,015
Idaho State Building Authority Revenue
5.00% 9/1/30	1,375,000	1,594,780
5.00% 9/1/40	1,250,000	1,419,700
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	528,155
Series A 4.50% 9/1/26	485,000	556,411
Series A 4.50% 9/1/27	505,000	573,842
(Eastern Idaho Technical College Project) Series B
5.00% 9/1/25	740,000	920,131

		9,108,859

Local General Obligation Bonds – 29.21%
Ada & Canyon Counties Joint School District No. 2
Meridian
4.50% 7/30/22	1,500,000	1,716,240
5.50% 7/30/16	1,305,000	1,399,430
Bonneville Joint School District No. 93
(School Board Guaranteed)
Series A 5.00% 9/15/30	1,515,000	1,758,279
Series A 5.00% 9/15/31	870,000	1,007,121
Series C 5.00% 9/15/23	370,000	445,931
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,576,973
Canyon County School District No. 132 Caldwell
5.00% 7/30/15 (NATL-RE)	1,500,000	1,529,460

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	$1,922,599
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,017,335
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,157,180
Series B 5.00% 9/15/24	1,480,000	1,782,985
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/28	1,250,000	1,410,763
Series A 5.00% 9/15/31	1,025,000	1,176,823
Series A 5.00% 9/15/33	1,125,000	1,284,649
Series A 5.25% 9/15/26	2,000,000	2,294,600
Series B 5.00% 9/15/30 (NATL-RE)	725,000	772,212
Kootenai County School District No. 271 Coeur D’Alene
(School Board Guaranteed)
Series B 4.00% 9/15/24	540,000	608,137
Series B 4.00% 9/15/25	650,000	726,011
Madison County School District No. 321 Rexburg
(School Board Guaranteed)
Series B 5.00% 8/15/24	1,500,000	1,878,270
Series B 5.00% 8/15/25	1,080,000	1,359,504
Series B 5.00% 8/15/26	710,000	893,997
Twin Falls County School District No. 411 Twin Falls
Series A 4.75% 9/15/37	1,000,000	1,145,260
Twin Falls County School District No. 413 Filer
(School Board Guaranteed) 5.25% 9/15/25	2,000,000	2,268,600

		32,132,359

Pre-Refunded Bonds – 2.84%
Ada & Boise Counties Independent School District Boise
City
(School Board Guaranteed) 5.00% 8/1/24-17 (AGM) §	1,500,000	1,659,975
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group) Series B 6.125%
12/1/28-18 §	1,210,000	1,441,533
Puerto Rico Sales Tax Financing Revenue First
Subordinate
Series A 5.50% 8/1/28-19 §	15,000	17,873

		3,119,381

Special Tax Revenue Bonds – 15.02%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	602,301
Series A 5.25% 1/1/36	705,000	788,578

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Guam Government Business Privilege Tax Revenue
Series B-1 5.00% 1/1/42	1,425,000	$1,554,034
Idaho Bond Bank Authority Revenue
Series D 5.00% 9/15/23	1,030,000	1,251,017
Series D 5.00% 9/15/30	350,000	406,203
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00%
9/1/32	3,565,000	3,856,760
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,600,710
Nampa Development Tax Increment Revenue
144A 5.00% 9/1/31 #	1,000,000	1,097,750
5.90% 3/1/30	3,000,000	3,272,130
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
5.00% 10/1/29 (AGM)	1,500,000	1,736,175
Series A 5.00% 10/1/29	325,000	357,009

		16,522,667

Transportation Revenue Bonds – 10.52%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,187,890
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,209,240
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,285,686
Idaho Housing & Finance Association Grant Anticipated
Revenue
(Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,117,940
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,101,285
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,671,045

		11,573,086

Water & Sewer Revenue Bond – 1.03%
Idaho Bond Bank Authority Revenue
Series C 5.375% 9/15/38	1,000,000	1,131,180

		1,131,180

Total Municipal Bonds (cost $101,689,985)		108,799,117

Total Value of Securities – 98.92% (cost $101,689,985)		$108,799,117

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $1,337,293, which represents 1.22% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New York Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.72%

Corporate Revenue Bonds – 7.71%
Build NYC Resource
(Pratt Paper Income Project) 144A 5.00% 1/1/35
(AMT) #	750,000	$803,557
New York City Industrial Development Agency Special
Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT) —	250,000	271,830
New York Liberty Development Revenue
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	500,000	570,235
Class 3 6.375% 7/15/49	865,000	994,542
Niagara Area Development Revenue
(Covanta Energy Project) Series B 144A 4.00%
11/1/24 #	1,060,000	1,080,871
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	251,138
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	770,364
TSASC Revenue
(Asset-Backed)
Series 1 5.00% 6/1/34	500,000	457,170
Series 1 5.125% 6/1/42	1,050,000	898,758

		6,098,465

Education Revenue Bonds – 24.24%
Albany Industrial Development Agency Civic Facilities
Revenue
(Brighter Choice Charter School) Series A
5.00% 4/1/37	250,000	223,537
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing)
6.00% 10/1/31	525,000	623,773
(Medaille College Project) 5.25% 4/1/35	450,000	468,751
Build NYC Resource
5.50% 11/1/44	1,000,000	1,085,950
(Bronx Charter School for Excellence)
5.00% 4/1/33	500,000	536,615
5.50% 4/1/43	500,000	552,705
(Packer Collegiate Institution) 5.00% 6/1/40	750,000	846,240
Dutchess County Local Development
(Marist College Project) Series A 5.00% 7/1/19	760,000	873,529
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	463,280

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.00% 10/1/22	340,000	$391,785
5.00% 10/1/23	470,000	544,110
5.25% 10/1/31	500,000	544,660
5.50% 10/1/41	500,000	548,845
(St. John Fisher College) Series A 5.50% 6/1/39	300,000	338,484
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	559,765
New York State Dormitory Authority
(Brooklyn Law School) 5.75% 7/1/33	340,000	386,039
(Cornell University) Series A 5.00% 7/1/34	170,000	195,203
(Fordham University) 5.00% 7/1/44	650,000	737,646
(Manhattan Marymount) 5.00% 7/1/24	350,000	374,031
(Mt. Sinai School of Medicine)
5.00% 7/1/19	500,000	574,010
5.125% 7/1/39	500,000	561,480
(New York University) Series A 5.25% 7/1/34	500,000	574,365
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,146,090
(Rockefeller University) Series A 5.00% 7/1/27	250,000	289,595
(Skidmore College) Series A 5.00% 7/1/21	325,000	381,872
(Teachers College) 5.50% 3/1/39	250,000	280,983
(Touro College and University) Series A 5.50% 1/1/44	1,000,000	1,126,740
(University of Rochester)
Series A 5.125% 7/1/39	250,000	284,640
Series A-2 4.375% 7/1/20	175,000	183,495
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	538,050
Onondaga County Trust for Cultural Research Revenue
(Syracuse University Project) Series B 5.00% 12/1/19	350,000	411,653
St. Lawrence County Industrial Development Agency Civic
Facility Revenue
(St. Lawrence University) Series A 5.00% 10/1/16	500,000	535,390
Suffolk County Industrial Development Agency Civic
Facility Revenue
(New York Institute of Technology Project)
5.00% 3/1/26	600,000	601,926
Troy Capital Resource Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	165,000	186,087
Troy Industrial Development Authority
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	552,540

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence) Series A
6.25% 10/15/40	600,000	$643,374

		19,167,238

Electric Revenue Bonds – 2.65%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/44	750,000	840,990
Series A 5.75% 4/1/39	350,000	399,605
Series B 5.75% 4/1/33	250,000	286,730
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	570,685

		2,098,010

Healthcare Revenue Bonds – 18.53%
Dutchess County Local Development
Series A 5.00% 7/1/34	350,000	391,667
Series A 5.00% 7/1/44	1,000,000	1,102,280
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	508,840
Monroe County Industrial Development Insured
(Rochester General Hospital)
Series A 5.00% 12/1/27	330,000	371,930
Series A 5.00% 12/1/28	655,000	736,148
(University Hospital of Rochester Project)
5.50% 8/15/40 (FHA)	585,000	689,668
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island)
5.00% 7/1/29	375,000	427,669
5.00% 7/1/33	725,000	817,474
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	560,770
New York Dormitory Authority Revenue Non-State
Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	721,188
Series 1 5.00% 7/1/35	225,000	238,266
Subordinate Series A2 5.00% 7/1/26	500,000	564,135
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	683,604
(North Shore Long Island Jewish Group)
Series A 5.00% 5/1/41	500,000	549,920
Series A 5.50% 5/1/37	500,000	563,155
(Orange Regional Medical Center)
6.125% 12/1/29	540,000	598,655

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
New York Dormitory Authority Revenue Non-State
Supported Debt
(Orange Regional Medical Center)
6.25% 12/1/37	250,000	$275,450
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center)
4.50% 7/1/32	365,000	367,478
5.00% 7/1/42	750,000	772,717
5.125% 7/1/31	500,000	542,320
Orange County Funding Assisted Living Residence
Revenue
6.50% 1/1/46	500,000	502,075
Saratoga County
(Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	584,105
Southold Local Development
(Peconic Landing Project) 5.00% 12/1/45	750,000	807,248
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	500,000	551,740
(Peconic Landing Southhold) 6.00% 12/1/40	650,000	721,370

		14,649,872

Housing Revenue Bond – 0.46%
New York Mortgage Agency Revenue
44th Series 4.35% 10/1/24 (AMT)	345,000	364,765

		364,765

Lease Revenue Bonds – 9.80%
Erie County Industrial Development Agency School Facility
Revenue
(Buffalo City School District) Series A 5.25% 5/1/25	500,000	572,220
Hudson Yards Infrastructure Revenue
Series A 5.75% 2/15/47	1,000,000	1,164,150
New York City Industrial Development Agency
(New York Stock Exchange Project) Series A
5.00% 5/1/18	350,000	391,384
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,216,404
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,658,355
New York Liberty Development
(World Trade Center Project)
5.00% 11/15/31	500,000	563,055
144A 5.00% 11/15/44 #	500,000	527,525
144A 5.375% 11/15/40 #	500,000	560,860

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Tobacco Settlement Financing Authority Revenue
(Asset-Backed) Series B 5.00% 6/1/21	500,000	$529,715
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	567,900

		7,751,568

Local General Obligation Bonds – 6.64%
New York City
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,156,000
Series B 5.00% 8/1/27	500,000	589,910
Series G 5.00% 8/1/22	500,000	602,575
Subordinate Series A-1 5.00% 10/1/27	500,000	591,560
Subordinate Series C-1 5.00% 10/1/19	500,000	557,275
Subordinate Series I-1 5.375% 4/1/36	500,000	575,210
New York Dormitory Authority Revenue Non-State
Supported Debt
(School Districts Financing Program)
Series A 5.00% 10/1/23	500,000	594,185
Series A 5.00% 10/1/25 (AGM)	500,000	584,490

		5,251,205

Pre-Refunded Bonds – 2.42%
Albany Industrial Development Agency Civic Facility
Revenue
(St. Peter’s Hospital Project) Series A 5.25%
11/15/32-17 §	800,000	899,512
New York City Transitional Finance Authority
(Future Tax Secured) Subordinated Series B
5.00% 11/1/18-17 §	335,000	367,522
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series Y 5.50% 7/1/36-16 §	475,000	508,350
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24-18 §	120,000	138,085

		1,913,469

Resource Recovery Revenue Bond – 0.48%
Jefferson County Industrial Development Agency
(Green Bond) 5.25% 1/1/24 (AMT)	370,000	377,345

		377,345

Special Tax Revenue Bonds – 14.18%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40	500,000	594,025
6.375% 7/15/43	500,000	595,630

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Brooklyn Arena Local Development
(Barclays Center Project)
6.50% 7/15/30	500,000	$599,020
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	268,452
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	573,220
New York City Industrial Development Agency Civic
Facility Revenue
(YMCA of Greater New York Project) 5.00% 8/1/36	600,000	625,128
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2015 Series S-1 5.00% 7/15/43	1,000,000	1,147,340
Subordinate Series S-1 5.25% 7/15/37	1,000,000	1,157,140
(Future Tax Secured)
Fiscal 2011 5.00% 2/1/26	250,000	293,080
Fiscal 2011 5.25% 2/1/29	500,000	587,165
Subordinate Series 5.00% 11/1/18	165,000	181,017
Subordinate Series A-1 5.00% 11/1/42	750,000	861,045
Subordinate Series B-1 5.00% 11/1/40	750,000	863,363
Subordinate Series C 5.25% 11/1/25	500,000	605,660
New York Dormitory Authority State Supported Debt
Revenue
(Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	549,040
New York Environmental Facilities
Series A 5.25% 12/15/19	350,000	414,519
New York State Dormitory Authority General Purpose
Series C 5.00% 3/15/34	500,000	572,585
Sales Tax Asset Receivable
Fiscal 2015 Series A 5.00% 10/15/22	500,000	618,520
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note - Senior Lien) Series A
5.00% 10/1/29	100,000	109,849

		11,215,798

State General Obligation Bonds – 0.88%
New York City
Series E 5.00% 8/1/28	125,000	144,213
New York State
Series A 5.00% 3/1/38	500,000	553,185

		697,398

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds – 8.60%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	$239,630
Series C 5.00% 11/15/32	500,000	573,600
Series D 5.00% 11/15/32	500,000	573,600
Series D 5.25% 11/15/27	500,000	586,805
Series F 5.00% 11/15/15	150,000	155,239
New York State Thruway Authority General Revenue
Series I 5.00% 1/1/32	700,000	792,729
New York State Thruway Authority Revenue
Series H 5.00% 1/1/30 (NATL-RE)	750,000	822,375
Niagara Frontier Transportation Authority
(Buffalo Niagara International Airport) Series A
5.00% 4/1/29 (AMT)	350,000	391,447
Port Authority of New York & New Jersey
(Consolidated Series 186) 5.00% 10/15/22 (AMT)	750,000	897,607
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	279,375
(JFK International Air Terminal)
6.00% 12/1/42	700,000	826,133
6.50% 12/1/28	550,000	573,777
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24	80,000	91,236

		6,803,553

Water & Sewer Revenue Bonds – 2.13%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	200,000	230,132
Series FF-2 5.50% 6/15/40	250,000	289,317
(Second General Resolution) Fiscal 2012 Series BB
5.25% 6/15/44	500,000	573,850
New York State Environmental Facilities Revenue Clean
Water & Drinking Revolving Funds
5.00% 6/15/30	500,000	586,290

		1,679,589

Total Municipal Bonds (cost $72,319,477)		78,068,275

Short-Term Investment – 1.26%

Variable Rate Demand Note – 1.26%¤
City of New York 0.01% 8/1/20 (LOC-JPMorgan Chase
Bank N.A.)	1,000,000	1,000,000

Total Short-Term Investment (cost $1,000,000)		1,000,000

Total Value of Securities – 99.98%
(cost $73,319,477)	$79,068,275

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $2,972,813, which represents 3.76% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	February 28, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 100.54%

Corporate Revenue Bonds – 5.27%
Allegheny County Industrial Development Authority Environmental Improvement Revenue (U.S. Steel Corp.) 6.75% 11/1/24	2,475,000	$2,847,958
Dauphin County Industrial Development Authority Water Revenue (Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17	1,750,000	1,943,707
Pennsylvania Economic Development Financing Authority (National Gypson) 5.50% 11/1/44 (AMT)	4,000,000	4,141,120
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	13,696,320
Pennsylvania Economic Development Financing Authority Water Facility Revenue (Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,321,048

		25,950,153

Education Revenue Bonds – 24.69%
Allegheny County Higher Education Building Authority Revenue (Carlow University Project) 6.75% 11/1/31	750,000	872,393
7.00% 11/1/40	1,000,000	1,171,020
(Carnegie Mellon University Project) 5.00% 3/1/28	3,000,000	3,527,190
Series A 5.00% 3/1/24	1,000,000	1,194,870
(Chatham University Project) Series A 5.00% 9/1/30	1,500,000	1,626,855
(Duquesne University) Series A 5.00% 3/1/33	425,000	475,813
(Robert Morris University Project) Series A 5.50% 10/15/30	1,275,000	1,392,925
Series A 5.75% 10/15/40	2,200,000	2,411,288
Bucks County Industrial Development Authority Revenue (George School Project) 5.00% 9/15/36	4,455,000	5,049,163
Chester County Industrial Development Authority Student Housing Revenue (Renaissance Academy Charter School) 5.00% 10/1/34	1,000,000	1,072,910
5.00% 10/1/39	1,250,000	1,330,413
5.00% 10/1/44	1,000,000	1,054,210
(West Chester University Project) Series A 5.00% 8/1/30	1,100,000	1,201,431
Series A 5.00% 8/1/45	1,250,000	1,334,937
Delaware County Authority (Eastern University) 5.25% 10/1/32	3,000,000	3,279,810

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority (Student Services Income - Student Housing Project) 5.00% 7/1/39	875,000	$934,316
5.00% 7/1/45	2,500,000	2,642,125
5.00% 7/1/46	1,425,000	1,513,635
Huntingdon County General Authority Revenue (Juniata College) Series A 5.00% 5/1/30	2,650,000	2,921,784
Lehigh County General Purpose Authority Revenue (Muhlenberg College Project) 5.00% 2/1/29	740,000	795,004
5.25% 2/1/34	1,000,000	1,078,910
5.25% 2/1/39	2,750,000	2,957,515
Montgomery County Higher Education & Health Authority Revenue (Arcadia University) 5.625% 4/1/40	2,375,000	2,588,869
5.75% 4/1/40	2,000,000	2,221,620
Northampton County General Purpose Authority Revenue (Higher Education-Lehigh University) 5.00% 11/15/39	4,000,000	4,480,120
Pennsylvania Higher Educational Facilities Authority College & University Revenue 5.00% 6/1/32	2,000,000	2,137,940
(Delaware Valley College) 5.00% 11/1/27	1,250,000	1,358,287
(Edinboro University - Student Housing) 6.00% 7/1/42	1,400,000	1,489,110
(Edinboro University Foundation) 6.00% 7/1/43	1,000,000	1,098,040
(Indiana University - Student Housing Project) Series A 5.00% 7/1/27	1,740,000	1,934,480
Series A 5.00% 7/1/41	1,500,000	1,604,415
(Shippensburg University) 5.00% 10/1/44	1,500,000	1,567,080
6.25% 10/1/43	2,000,000	2,246,200
(Slippery Rock University Foundation) Series A 5.00% 7/1/39 (SGI)	4,000,000	4,068,720
(St. Francis University) Series JJ2 6.25% 11/1/41	2,355,000	2,648,009
(Thomas Jefferson University Project) 5.00% 3/1/24	1,115,000	1,320,327
(Trustees of the University of Pennsylvania) 5.00% 9/1/29	1,000,000	1,164,300
Series A 5.00% 9/1/29	1,000,000	1,155,020
Series A 5.00% 9/1/41	5,000,000	5,631,200
(University of Pennsylvania) Series B 5.00% 9/1/26	1,450,000	1,672,299
Series B 5.00% 9/1/27	1,550,000	1,781,787

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority College & University Revenue (University of Pennsylvania) Series B 5.00% 9/1/30	1,000,000	$1,143,340
Series B 5.00% 9/1/31	250,000	284,203
Series B 5.00% 9/1/32	1,000,000	1,136,810
(University of the Sciences) 5.00% 11/1/36	1,500,000	1,698,960
5.00% 11/1/42	1,000,000	1,119,460
Philadelphia Authority for Industrial Development Revenue (First Philadelphia Preparatory) 7.25% 6/15/43	2,500,000	2,795,575
(Green Woods Charter School) Series A 5.50% 6/15/22	1,165,000	1,247,191
Series A 5.75% 6/15/42	2,500,000	2,597,800
(International Apartments Temple University) Series A 5.375% 6/15/30	1,500,000	1,590,180
Series A 5.625% 6/15/42	3,000,000	3,186,390
(Master Charter School Project) 6.00% 8/1/35	1,610,000	1,771,419
(New Foundation Charter School Project) 6.625% 12/15/41	1,000,000	1,110,790
(Performing Arts Charter School Project) 144A 6.75% 6/15/43 #	2,550,000	2,625,429
(Tacony Academy Charter School Project) 6.75% 6/15/33	1,020,000	1,127,182
7.00% 6/15/43	1,535,000	1,711,510
Philadelphia Redevelopment Authority Revenue (Beech Student Housing Complex Project) Series A 5.50% 7/1/35 (ACA)	1,525,000	1,526,555
Series A 5.625% 7/1/28 (ACA)	1,000,000	1,001,110
University of Pittsburgh Commonwealth System of Higher Education (Capital Project) Series B 5.00% 9/15/28	2,090,000	2,388,118
(University Capital Project) Series B 5.25% 9/15/25	8,075,000	9,490,790

		121,559,152

Electric Revenue Bonds – 1.19%
Philadelphia Gas Works Revenue (8th-1998 General Ordinance) Series A 5.00% 8/1/15	2,640,000	2,691,137
Series A 5.00% 8/1/16	3,000,000	3,178,260

		5,869,397

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds – 25.39%
Allegheny County Hospital Development Authority Revenue (University of Pittsburgh Medical Center) 5.50% 8/15/34	3,980,000	$4,535,807
Berks County Municipal Authority Revenue (Reading Hospital & Medical Center Project) Series A-3 5.50% 11/1/31	10,000,000	11,594,800
Butler County Hospital Authority Revenue 5.00% 7/1/39	1,625,000	1,798,501
Central Bradford Progress Authority (Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,152,240
Cumberland County Municipal Authority Revenue (Diakon Lutheran Ministries Project) 5.00% 1/1/36	2,500,000	2,558,875
6.375% 1/1/39	5,000,000	5,587,950
Dauphin County General Authority Health System Revenue (Pinnacle Health System Project) Series A 6.00% 6/1/36	5,000,000	5,846,300
Franklin County Industrial Development Authority Revenue (Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,522,172
Geisinger Authority Health System Series A-1 5.125% 6/1/41	4,000,000	4,484,160
Indiana County Hospital Authority Revenue (Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	1,864,541
Lancaster County Hospital Authority Revenue (Brethren Village Project) Series A 6.50% 7/1/40	3,000,000	3,143,430
(Masonic Villages of the Grand Lodge) 5.00% 11/1/35	2,000,000	2,259,500
(St. Anne’s Retirement Community) 5.00% 4/1/27	1,425,000	1,497,832
5.00% 4/1/33	1,830,000	1,890,591
Lehigh County General Purpose Authority Revenue (Bible Fellowship Church Homes Project) 5.125% 7/1/32	1,000,000	1,044,220
5.25% 7/1/42	1,500,000	1,560,570
Monroe County Hospital Authority (Pocono Medical Center) Series A 5.00% 1/1/32	1,150,000	1,251,579
Series A 5.00% 1/1/41	1,500,000	1,623,015
Monroeville Finance Authority 5.00% 2/15/25	1,000,000	1,211,350
Montgomery County Higher Education & Health Authority Revenue (Abington Memorial Hospital) Series A 5.125% 6/1/33	5,000,000	5,510,150

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Montgomery County Higher Education & Health Authority Revenue (Abington Memorial Hospital Obligation Group) 5.00% 6/1/31	4,000,000	$4,469,880
Montgomery County Industrial Development Authority Retirement Community Revenue (ACTS Retirement Life Communities) 5.00% 11/15/27	1,250,000	1,356,263
5.00% 11/15/28	1,600,000	1,731,120
5.00% 11/15/29	680,000	735,277
Series A-1 6.25% 11/15/29	700,000	803,810
Series B 5.00% 11/15/22	3,000,000	3,135,600
(Foulkeways at Gwynedd Project) Series A 5.00% 12/1/24	1,000,000	1,025,690
Series A 5.00% 12/1/30	1,500,000	1,528,185
Montgomery County Industrial Development Authority Revenue (New Regional Medical Center Project) 5.375% 8/1/38 (FHA)	995,000	1,144,240
(Whitemarsh Continuing Care) 5.375% 1/1/50	4,000,000	4,072,400
6.125% 2/1/28	3,000,000	3,007,290
6.25% 2/1/35	1,000,000	1,002,480
Northampton County Industrial Development Authority (Morningstar Senior Living) 5.00% 7/1/27	1,400,000	1,495,606
5.00% 7/1/32	1,275,000	1,340,471
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23	5,000,000	5,847,300
Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) Series A 5.00% 7/1/43	1,265,000	1,416,775
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) 5.25% 9/1/50	2,500,000	2,801,725
(University of Pennsylvania Health Care System) 5.00% 8/15/24	4,850,000	5,705,152
5.25% 8/15/26	3,910,000	4,614,817
5.75% 8/15/23	2,500,000	3,087,625
Pocono Mountains Industrial Park Authority Revenue (St. Luke’s Hospital - Monroe Project) 5.00% 8/15/40	2,750,000	3,110,607

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Mary Hospital Authority Health System Revenue (Catholic Health East) 6.25% 11/15/34	4,795,000	$5,608,616

		124,978,512

Housing Revenue Bonds – 1.75%
Bucks County Industrial Development Authority Multi-Family Housing Revenue Guaranteed (New Hope Manor Project) Series A 5.40% 3/1/22 (AMT)	950,000	950,513
Series A 5.50% 3/1/41 (AMT)	5,340,000	5,342,777
Philadelphia Authority for Industrial Development Revenue (Germantown Senior Living Presbyterian Homes Project) Series A 5.625% 7/1/35 (HUB)	2,295,000	2,338,903

		8,632,193

Lease Revenue Bonds – 4.69%
Allegheny County Industrial Development Authority Lease Revenue (Residential Resource Project) 5.10% 9/1/26	1,335,000	1,351,527
5.125% 9/1/31	910,000	918,545
Pennsylvania Commonwealth Financing Authority Revenue Series B 5.00% 6/1/31 (ASSURED GTY)	10,000,000	11,189,200
Pennsylvania Industrial Development Authority (Economic Development) 5.50% 7/1/23	4,385,000	4,975,923
Philadelphia Municipal Authority Lease Revenue 6.50% 4/1/39	4,000,000	4,632,880

		23,068,075

Local General Obligation Bonds – 6.50%
Allegheny County Series C-65 5.00% 5/1/18	3,765,000	4,227,756
Series C-69 5.00% 12/1/28	1,000,000	1,148,770
Series C-70 5.00% 12/1/33	2,205,000	2,491,914
Bethel Park School District 5.10% 8/1/33	3,000,000	3,424,860
Chester County 5.00% 11/15/32	5,725,000	6,616,153
5.00% 11/15/33	2,625,000	3,026,599
Series C 5.00% 7/15/29	3,000,000	3,448,800
City of Philadelphia Series A 5.25% 7/15/29	2,500,000	2,933,575
City of Pittsburgh Series B 5.00% 9/1/26	3,000,000	3,491,340

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Fox Chapel Area School District 5.00% 8/1/25	1,000,000	$1,199,250

		32,009,017

Pre-Refunded/Escrowed to Maturity Bonds – 10.60%
Butler County Hospital Authority Revenue (Butler Health System Project) 7.25% 7/1/39-19§	8,000,000	10,075,600
Commonwealth of Pennsylvania Second Series 5.00% 1/1/22-16§	10,000,000	10,407,800
Delaware County Authority Health Facilities Revenue (Mercy Health Project) 6.00% 12/15/26	3,500,000	3,638,880
Pennsylvania Higher Educational Facilities Authority College & University Revenue (Widener University) 5.00% 7/15/39-15§	1,440,000	1,466,827
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Arts Project) 5.20% 3/15/25 (RADIAN)	4,490,000	5,398,103
(Widener University) 5.00% 7/15/39-15§	1,560,000	1,589,063
Pennsylvania Industrial Development Authority Revenue (Economic Development) 5.50% 7/1/23-18§	615,000	708,763
Philadelphia Hospitals & Higher Education Facilities Authority Revenue (Presbyterian Medical Center Project) 6.65% 12/1/19	8,920,000	10,254,432
Puerto Rico Highway & Transportation Authority Revenue Series AA 5.50% 7/1/18 (NATL-RE)	3,835,000	4,407,335
South Fork Municipal Hospital Authority Revenue (Conemaugh Health Systems Project) 5.50% 7/1/29-20§	3,500,000	4,253,515

		52,200,318

Resource Recovery Revenue Bond – 0.65%
Pennsylvania Economic Development Financing Authority (Colver Project) Series F 4.625% 12/1/18 (AMBAC) (AMT)	3,135,000	3,216,228

		3,216,228

Special Tax Revenue Bonds – 3.28%
Allentown Neighborhood Improvement Zone Development Authority Revenue Series A 5.00% 5/1/42	3,500,000	3,793,510
Guam Government Limited Obligation Revenue (Section 30) Series A 5.625% 12/1/29	90,000	99,856
Series A 5.75% 12/1/34	3,050,000	3,383,670
Northampton County Industrial Development Authority (Route 33 Project) 7.00% 7/1/32	2,000,000	2,197,840

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Pennsylvania Intergovernmental Cooperation Authority
(Philadelphia Funding Program) 5.00% 6/15/21	2,000,000	$2,340,060
Pittsburgh & Allegheny County Sports & Exhibition
Authority
5.00% 2/1/35 (AGM)	3,000,000	3,329,190
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	1,020,600

		16,164,726

State General Obligation Bonds – 3.91%
Pennsylvania
First Series 5.00% 4/1/26	1,500,000	1,772,940
First Series 5.00% 3/15/28	5,000,000	5,647,600
First Series 5.00% 11/15/29	6,000,000	6,968,220
Second Series 5.00% 4/15/18	4,335,000	4,859,492

		19,248,252

Transportation Revenue Bonds – 10.63%
Lehigh Northampton Airport Authority Revenue
Series A 6.00% 5/15/25 (NATL-RE) (AMT)	1,525,000	1,528,019
Series A 6.00% 5/15/30 (NATL-RE) (AMT)	2,700,000	2,703,294
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP)
4.125% 12/31/38 (AMT)	1,875,000	1,846,350
5.00% 12/31/38 (AMT)	1,165,000	1,285,997
5.00% 6/30/42 (AMT)	5,000,000	5,485,550
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,858,050
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,427,250
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	3,071,220
Series A 5.00% 12/1/23	2,450,000	2,958,767
Series C 5.00% 12/1/44	5,000,000	5,655,100
Series E 5.00% 12/1/29	5,000,000	5,636,950
Series E 5.00% 12/1/30	2,000,000	2,248,260
Philadelphia Airport Revenue
Series A 5.375% 6/15/29 (ASSURED GTY)	4,030,000	4,407,772
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	6,191,692

		52,304,271

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds – 1.99%
Cambridge Area Joint Authority Guaranteed Sewer
Revenue
5.625% 12/1/28	1,150,000	$1,230,213
6.00% 12/1/37	1,000,000	1,077,630
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32	2,000,000	2,299,040
Philadelphia Water & Waste Revenue
5.00% 11/1/28	4,500,000	5,188,455

		9,795,338

Total Municipal Bonds (cost $452,361,056)		494,995,632

Total Value of Securities – 100.54% (cost $452,361,056)		$494,995,632

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $2,625,429, which represents 0.53% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

HUB – Housing and Urban Development Section 8

NATL-RE – Insured by National Public Finance Guarantee Corporation

RADIAN – Insured by Radian Asset Assurance

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of assets and liabilities

February 28, 2015 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Assets:
Investments, at value[1]	$85,552,331	$94,504,231	$196,511,619
Short-term investments, at value[2]	650,000	514,594	945,237
Cash	87,690	—	—
Interest receivable	794,202	1,250,443	2,255,503
Receivable for fund shares sold	193,218	123,894	110,126
Receivable for securities sold	—	2,130,000	—
Total assets	87,277,441	98,523,162	199,822,485
Liabilities:
Cash overdraft	—	8,628	5,866
Income distribution payable	45,228	52,989	111,523
Payable for fund shares redeemed	29,519	129,112	45,356
Payable for securities purchased	—	427,182	—
Other accrued expenses	39,687	31,341	73,887
Investment management fees payable	26,538	28,542	64,520
Distribution fees payable to affiliates	20,389	26,214	44,501
Other affiliates payable	3,453	6,364	7,551
Trustees’ fees and expenses payable	481	541	1,100
Total liabilities	165,295	710,913	354,304
Total Net Assets	$87,112,146	$97,812,249	$199,468,181

Net Assets Consist of:
Paid-in capital	$82,557,709	$91,373,792	$188,486,939
Undistributed net investment income	23,116	20,957	360,422
Accumulated net realized loss on investments	(1,678,691)	(1,994,842)	(6,277,869)
Net unrealized appreciation of investments	6,210,012	8,412,342	16,898,689
Total Net Assets	$87,112,146	$97,812,249	$199,468,181

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Net Asset Value

Class A:
Net assets	$80,068,905	$70,072,137	$182,370,054
Shares of beneficial interest outstanding, unlimited authorization, no par	6,905,739	5,728,659	15,981,430
Net asset value per share	$11.59	$12.23	$11.41
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.14	$12.81	$11.95

Class C:
Net assets	$6,580,616	$16,599,403	$12,261,236
Shares of beneficial interest outstanding, unlimited authorization, no par	566,058	1,354,744	1,071,556
Net asset value per share	$11.63	$12.25	$11.44

Institutional Class:
Net assets	$462,625	$11,140,709	$4,836,891
Shares of beneficial interest outstanding, unlimited authorization, no par	39,901	910,929	423,893
Net asset value per share	$11.59	$12.23	$11.41

[1] Investments, at cost	$79,342,319	$86,091,889	$179,612,930
[2] Short-term investments, at cost	650,000	514,594	945,237

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Assets:
Investments, at value[1]	$108,799,117	$78,068,275	$494,995,632
Short-term investments, at value[2]	—	1,000,000	—
Cash	—	1,191,048	2,719,127
Interest receivable	1,605,243	839,271	6,251,219
Receivable for fund shares sold	22,623	232,528	333,313
Receivable for securities sold	—	—	5,107,704

Total assets	110,426,983	81,331,122	509,406,995

Liabilities:
Cash overdraft	250,950	—	—
Income distribution payable	53,424	39,072	278,799
Payable for fund shares redeemed	11,640	470,000	262,553
Payable for securities purchased	—	1,646,752	16,092,160
Other accrued expenses	45,403	43,855	136,696
Investment management fees payable	37,886	20,219	181,806
Distribution fees payable to affiliates	37,739	23,844	109,146
Other affiliates payable	4,367	5,355	18,420
Trustees’ fees and expenses payable	609	434	2,712

Total liabilities	442,018	2,249,531	17,082,292

Total Net Assets	$109,984,965	$79,081,591	$492,324,703

Net Assets Consist of:
Paid-in capital	$108,103,712	$74,804,780	$454,278,184
Undistributed (distributions in excess of) net investment income	(12,234)	6,295	(108,967)
Accumulated net realized loss on investments	(5,215,645)	(1,478,283)	(4,479,091)
Net unrealized appreciation of investments	7,109,132	5,748,799	42,634,577

Total Net Assets	$109,984,965	$79,081,591	$492,324,703

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Net Asset Value

Class A:
Net assets	$77,683,702	$50,242,059	$451,247,708
Shares of beneficial interest outstanding, unlimited authorization, no par	6,674,842	4,321,186	54,723,061
Net asset value per share	$ 11.64	$ 11.63	$ 8.25
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$ 12.19	$ 12.18	$ 8.64

Class C:
Net assets	$29,505,594	$18,418,155	$ 33,391,641
Shares of beneficial interest outstanding, unlimited authorization, no par	2,537,087	1,587,968	4,047,702
Net asset value per share	$ 11.63	$ 11.60	$ 8.25

Institutional Class:
Net assets	$ 2,795,669	$10,421,377	$ 7,685,354
Shares of beneficial interest outstanding, unlimited authorization, no par	240,161	896,694	932,519
Net asset value per share	$ 11.64	$ 11.62	$ 8.24

[1] Investments, at cost	$ 101,689,985	$ 72,319,477	$ 452,361,056
[2] Short-term investments, at cost	—	1,000,000	—

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2015 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund

Investment Income:
Interest	$1,796,205	$2,019,842	$4,298,087
Expenses:
Management fees	216,676	264,308	543,469
Distribution expenses – Class A	99,992	87,780	226,888
Distribution expenses – Class B	21	135	9
Distribution expenses – Class C	31,470	78,928	59,194
Dividend disbursing and transfer agent fees and expenses	25,104	32,108	61,667
Audit and tax	19,445	19,445	19,445
Accounting and administration expenses	14,075	15,608	32,093
Reports and statements to shareholders	14,032	14,561	28,385
Registration fees	10,338	6,585	9,587
Legal fees	4,934	5,312	14,098
Custodian fees	2,310	2,219	4,761
Trustees’ fees and expenses	2,012	2,232	4,584
Other	5,846	6,534	8,410
	446,255	535,755	1,012,590
Less expenses waived	(55,227)	(90,996)	(135,179)
Less waived distribution expenses – Class B	(16)	(104)	(7)
Less expense paid indirectly	(7)	(6)	(22)
Total operating expenses	391,005	444,649	877,382
Net Investment Income	1,405,200	1,575,193	3,420,705

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss)	107,851	58,665	(79,802)
Net change in unrealized appreciation (depreciation) of investments	977,167	1,120,845	1,676,313
Net Realized and Unrealized Gain	1,085,018	1,179,510	1,596,511
Net Increase in Net Assets Resulting from Operations	$2,490,218	$2,754,703	$5,017,216

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund

Investment Income:
Interest	$2,225,471	$1,491,563	$10,587,498

Expenses:
Management fees	303,585	206,282	1,337,714
Distribution expenses – Class A	96,520	60,173	537,404
Distribution expenses – Class B	123	2	236
Distribution expenses – Class C	151,954	90,432	163,561
Dividend disbursing and transfer agent fees and expenses	35,071	29,493	166,040
Audit and tax	19,445	19,445	19,446
Accounting and administration expenses	17,929	12,179	78,994
Reports and statements to shareholders	14,094	9,267	53,343
Registration fees	6,710	11,210	14,240
Legal fees	6,064	4,451	29,322
Trustees’ fees and expenses	2,563	1,737	11,287
Custodian fees	2,551	1,494	10,192
Other	6,405	7,783	15,797

	663,014	453,948	2,437,576
Less expenses waived	(65,336)	(93,793)	(158,049)
Less waived distribution expenses – Class B	(94)	(2)	(182)
Less expense paid indirectly	(15)	(5)	(61)

Total operating expenses	597,569	360,148	2,279,284

Net Investment Income	1,627,902	1,131,415	8,308,214

Net Realized and Unrealized Gain:
Net realized gain	59,026	80,558	474,710
Net change in unrealized appreciation (depreciation) of investments	660,617	968,794	4,596,390

Net Realized and Unrealized Gain	719,643	1,049,352	5,071,100

Net Increase in Net Assets Resulting from Operations	$2,347,545	$2,180,767	$13,379,314

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,405,200	$3,389,131
Net realized gain (loss)	107,851	(1,899,569)
Net change in unrealized appreciation (depreciation)	977,167	8,167,044

Net increase in net assets resulting from operations	2,490,218	9,656,606

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,315,464)	(3,173,654)
Class B	(75)	(2,476)
Class C	(79,742)	(194,104)
Institutional Class	(6,771)	(1,284)

Net realized gain:
Class A	—	(209,767)
Class B	—	(232)
Class C	—	(15,880)

	(1,402,052)	(3,597,397)

Capital Share Transactions:
Proceeds from shares sold:
Class A	884,607	4,631,052
Class B	—	56
Class C	563,194	550,574
Institutional Class	259,726	215,999

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,013,801	2,589,656
Class B	75	2,708
Class C	67,888	176,745
Institutional Class	5,531	1,080

	2,794,822	8,167,870

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,424,731)	$(15,145,773)
Class B	(27,850)	(82,753)
Class C	(368,262)	(1,402,453)
Institutional Class	(26,864)	(467)

	(4,847,707)	(16,631,446)

Decrease in net assets derived from capital share transactions	(2,052,885)	(8,463,576)

Net Decrease in Net Assets	(964,719)	(2,404,367)

Net Assets:
Beginning of period	88,076,865	90,481,232

End of period	$87,112,146	$88,076,865

Undistributed net investment income	$23,116	$19,968

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,575,193	$3,445,515
Net realized gain (loss)	58,665	(1,648,961)
Net change in unrealized appreciation (depreciation)	1,120,845	9,770,515

Net increase in net assets resulting from operations	2,754,703	11,567,069

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,183,763)	(2,927,750)
Class B	(483)	(9,893)
Class C	(206,350)	(477,653)
Institutional Class	(182,403)	(34,509)

	(1,572,999)	(3,449,805)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,428,049	8,304,547
Class B	2	—
Class C	1,788,082	1,680,819
Institutional Class	6,113,810	5,948,986

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,056,300	2,547,795
Class B	518	9,593
Class C	170,887	404,783
Institutional Class	158,867	29,141

	12,716,515	18,925,664

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,222,789)	$(28,813,534)
Class B	(181,298)	(309,571)
Class C	(1,025,759)	(6,229,137)
Institutional Class	(1,248,048)	(71,562)

	(11,677,894)	(35,423,804)

Increase (Decrease) in net assets derived from capital share transactions	1,038,621	(16,498,140)

Net Increase (Decrease) in Net Assets	2,220,325	(8,380,876)

Net Assets:
Beginning of period	95,591,924	103,972,800

End of period	$97,812,249	$95,591,924

Undistributed net investment income	$20,957	$18,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,420,705	$7,137,041
Net realized loss	(79,802)	(4,499,483)
Net change in unrealized appreciation (depreciation)	1,676,313	19,363,895

Net increase in net assets resulting from operations	5,017,216	22,001,453

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,170,327)	(6,745,518)
Class B	(32)	(584)
Class C	(162,308)	(365,812)
Institutional Class	(80,174)	(10,576)

	(3,412,841)	(7,122,490)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,364,750	6,475,422
Class B	—	7,595
Class C	894,843	533,231
Institutional Class	2,002,690	3,111,270

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,674,407	5,607,046
Class B	32	584
Class C	149,240	329,933
Institutional Class	72,888	7,563

	9,158,850	16,072,644

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,708,764)	$(32,730,998)
Class B	(11,706)	(12,304)
Class C	(899,994)	(3,571,888)
Institutional Class	(352,321)	(72,761)

	(9,972,785)	(36,387,951)

Decrease in net assets derived from capital share transactions	(813,935)	(20,315,307)

Net Increase (Decrease) in Net Assets	790,440	(5,436,344)

Net Assets:
Beginning of period	198,677,741	204,114,085

End of period	$199,468,181	$198,677,741

Undistributed net investment income	$360,422	$352,558

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,627,902	$3,486,244
Net realized gain (loss)	59,026	(3,874,468)
Net change in unrealized appreciation (depreciation)	660,617	9,586,365

Net increase in net assets resulting from operations	2,347,545	9,198,141

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,212,193)	(2,665,570)
Class B	(406)	(7,007)
Class C	(363,337)	(803,312)
Institutional Class	(47,556)	(4,657)

	(1,623,492)	(3,480,546)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,736,855	9,285,865
Class C	1,408,409	2,144,338
Institutional Class	2,107,573	1,080,575

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,063,256	2,197,153
Class B	406	7,006
Class C	342,592	743,871
Institutional Class	35,914	3,806

	7,695,005	15,462,614

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,200,848)	$(22,518,291)
Class B	(164,622)	(149,948)
Class C	(3,632,786)	(6,543,849)
Institutional Class	(458,505)	(16,218)

	(11,456,761)	(29,228,306)

Decrease in net assets derived from capital share transactions	(3,761,756)	(13,765,692)

Net Decrease in Net Assets	(3,037,703)	(8,048,097)

Net Assets:
Beginning of period	113,022,668	121,070,765

End of period	$109,984,965	$113,022,668

Distributions in excess of net investment income	$(12,234)	$(16,644)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,131,415	$2,293,002
Net realized gain (loss)	80,558	(1,368,268)
Net change in unrealized appreciation (depreciation)	968,794	7,286,999

Net increase in net assets resulting from operations	2,180,767	8,211,733

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(758,225)	(1,787,546)
Class B	(7)	(1,862)
Class C	(217,288)	(492,130)
Institutional Class	(148,949)	(7,986)

	(1,124,469)	(2,289,524)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,872,570	6,939,548
Class B	—	28
Class C	1,288,724	1,245,823
Institutional Class	8,760,676	1,746,280

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	691,678	1,603,672
Class B	8	1,796
Class C	161,368	356,769
Institutional Class	137,266	6,488

	16,912,290	11,900,404

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,561,511)	$(18,128,340)
Class B	(2,832)	(139,563)
Class C	(1,778,931)	(5,801,995)
Institutional Class	(395,982)	(6,491)

	(11,739,256)	(24,076,389)

Increase (decrease) in net assets derived from capital share transactions	5,173,034	(12,175,985)

Net Increase (Decrease) in Net Assets	6,229,332	(6,253,776)

Net Assets:
Beginning of period	72,852,259	79,106,035

End of period	$79,081,591	$72,852,259

Undistributed (distributions in excess of) net investment income	$6,295	$(651)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,308,214	$17,708,242
Net realized gain (loss)	474,710	(3,548,060)
Net change in unrealized appreciation (depreciation)	4,596,390	38,408,517

Net increase in net assets resulting from operations	13,379,314	52,568,699

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,742,200)	(16,741,916)
Class B	(859)	(15,706)
Class C	(442,003)	(929,492)
Institutional Class	(123,153)	(21,128)

	(8,308,215)	(17,708,242)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,714,161	28,015,218
Class B	—	8
Class C	2,610,442	3,328,437
Institutional Class	4,179,470	3,678,035

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,399,815	13,573,156
Class B	859	15,961
Class C	404,831	849,287
Institutional Class	101,461	16,940

	26,411,039	49,477,042

	Six months ended 2/28/15 (Unaudited)	Year ended 8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(23,822,171)	$(76,268,880)
Class B	(317,202)	(340,277)
Class C	(2,056,589)	(6,951,069)
Institutional Class	(408,618)	(8,738)

	(26,604,580)	(83,568,964)

Decrease in net assets derived from capital share transactions	(193,541)	(34,091,922)

Net Increase in Net Assets	4,877,558	768,535

Net Assets:
Beginning of period	487,447,145	486,678,610

End of period	$492,324,703	$487,447,145

Distributions in excess of net investment income	$(108,967)	$(108,966)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.450	$10.690	$12.010	$11.340	$11.760	$11.090

0.188	0.428	0.450	0.460	0.445	0.447
0.140	0.784	(1.206)	0.670	(0.394)	0.668

0.328	1.212	(0.756)	1.130	0.051	1.115

(0.188)	(0.425)	(0.448)	(0.457)	(0.444)	(0.445)
—	(0.027)	(0.116)	(0.003)	(0.027)	—

(0.188)	(0.452)	(0.564)	(0.460)	(0.471)	(0.445)

$11.590	$11.450	$10.690	$12.010	$11.340	$11.760

2.88%	11.56%	(6.62% )	10.15%	0.57%	10.27%

$80,069	$81,592	$83,896	$99,953	$95,487	$108,214
0.85%	0.84%	0.84%	0.84%	0.87%	0.86%
0.98%	0.96%	0.94%	0.90%	0.93%	0.92%
3.30%	3.86%	3.83%	3.94%	3.98%	3.94%
3.17%	3.74%	3.73%	3.88%	3.92%	3.88%
11%	11%	18%	34%	32%	15%

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.480	$10.720	$12.040	$11.370	$11.790	$11.120

0.145	0.346	0.362	0.373	0.362	0.363
0.150	0.784	(1.205)	0.670	(0.394)	0.668

0.295	1.130	(0.843)	1.043	(0.032)	1.031

(0.145)	(0.343)	(0.361)	(0.370)	(0.361)	(0.361)
—	(0.027)	(0.116)	(0.003)	(0.027)	—

(0.145)	(0.370)	(0.477)	(0.373)	(0.388)	(0.361)

$11.630	$11.480	$10.720	$12.040	$11.370	$11.790

2.59%	10.72%	(7.30% )	9.31%	(0.17% )	9.43%

$6,580	$6,238	$6,482	$7,108	$6,801	$7,995
1.60%	1.59%	1.59%	1.59%	1.62%	1.61%
1.73%	1.71%	1.69%	1.65%	1.68%	1.67%
2.55%	3.11%	3.08%	3.19%	3.23%	3.19%
2.42%	2.99%	2.98%	3.13%	3.17%	3.13%
11%	11%	18%	34%	32%	15%

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/28/15[1] (Unaudited)	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$11.450	$10.770

Income from investment operations:
Net investment income[3]	0.202	0.325
Net realized and unrealized gain	0.140	0.675

Total from investment operations	0.342	1.000

Less dividends and distributions from:
Net investment income	(0.202)	(0.320)

Total dividends and distributions	(0.202)	(0.320)

Net asset value, end of period	$11.590	$11.450

Total return[4]	3.01%	9.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$463	$219
Ratio of expenses to average net assets	0.60%	0.59%
Ratio of expenses to average net assets prior to fees waived	0.73%	0.71%
Ratio of net investment income to average net assets	3.55%	4.06%
Ratio of net investment income to average net assets prior to fees waived	3.42%	3.94%
Portfolio turnover	11%	11% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$12.080	$11.110	$12.210	$11.170	$11.570	$10.620

0.204	0.427	0.439	0.484	0.476	0.497
0.150	0.970	(1.100)	1.039	(0.401)	0.950

0.354	1.397	(0.661)	1.523	0.075	1.447

(0.204)	(0.427)	(0.439)	(0.483)	(0.475)	(0.497)

(0.204)	(0.427)	(0.439)	(0.483)	(0.475)	(0.497)

$12.230	$12.080	$11.110	$12.210	$11.170	$11.570

2.94%	12.79%	(5.63% )	13.90%	0.83%	13.92%

$70,072	$73,955	$85,269	$97,821	$67,047	$72,902
0.83%	0.82%	0.82%	0.82%	0.82%	0.82%
1.02%	1.00%	0.99%	0.97%	0.98%	0.98%
3.38%	3.69%	3.62%	4.10%	4.36%	4.48%
3.19%	3.51%	3.45%	3.95%	4.20%	4.32%
10%	13%	38%	32%	44%	35%

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$12.100	$11.120	$12.230	$11.180	$11.590	$10.640

0.158	0.341	0.349	0.397	0.394	0.415
0.150	0.980	(1.110)	1.049	(0.411)	0.950

0.308	1.321	(0.761)	1.446	(0.017)	1.365

(0.158)	(0.341)	(0.349)	(0.396)	(0.393)	(0.415)

(0.158)	(0.341)	(0.349)	(0.396)	(0.393)	(0.415)

$12.250	$12.100	$11.120	$12.230	$11.180	$11.590

2.56%	12.04%	(6.41% )	13.13%	(0.01% )	13.06%

$16,599	$15,473	$18,248	$18,830	$14,863	$15,526
1.58%	1.57%	1.57%	1.57%	1.57%	1.57%
1.77%	1.75%	1.74%	1.72%	1.73%	1.73%
2.63%	2.94%	2.87%	3.35%	3.61%	3.73%
2.44%	2.76%	2.70%	3.20%	3.45%	3.57%
10%	13%	38%	32%	44%	35%

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/28/15[1] (Unaudited)	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$12.080	$11.270

Income from investment operations:
Net investment income[3]	0.219	0.319
Net realized and unrealized gain	0.150	0.808

Total from investment operations	0.369	1.127

Less dividends and distributions from:
Net investment income	(0.219)	(0.317)

Total dividends and distributions	(0.219)	(0.317)

Net asset value, end of period	$12.230	$12.080

Total return[4]	3.07%	10.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,141	$5,983
Ratio of expenses to average net assets	0.58%	0.57%
Ratio of expenses to average net assets prior to fees waived	0.77%	0.75%
Ratio of net investment income to average net assets	3.63%	3.89%
Ratio of net investment income to average net assets prior to fees waived	3.44%	3.71%
Portfolio turnover	10%	13% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.320	$10.490	$11.640	$10.880	$11.260	$10.600

0.198	0.405	0.412	0.444	0.460	0.455
0.089	0.826	(1.149)	0.758	(0.397)	0.661

0.287	1.231	(0.737)	1.202	0.063	1.116

(0.197)	(0.401)	(0.413)	(0.442)	(0.443)	(0.456)

(0.197)	(0.401)	(0.413)	(0.442)	(0.443)	(0.456)

$11.410	$11.320	$10.490	$11.640	$10.880	$11.260

2.55%	11.94%	(6.56%)	11.23%	0.71%	10.74%

$182,370	$183,560	$190,311	$230,787	$216,151	$237,545
0.85%	0.84%	0.84%	0.84%	0.88%	0.93%
0.99%	0.97%	0.96%	0.93%	0.95%	0.95%
3.50%	3.69%	3.60%	3.91%	4.30%	4.16%
3.36%	3.56%	3.48%	3.82%	4.23%	4.14%
3%	22%	21%	24%	26%	17%

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/15[1]	Year ended

(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.350	$10.520	$11.670	$10.910	$11.290	$10.630

0.156	0.324	0.327	0.360	0.381	0.374
0.089	0.826	(1.149)	0.758	(0.397)	0.661

0.245	1.150	(0.822)	1.118	(0.016)	1.035

(0.155)	(0.320)	(0.328)	(0.358)	(0.364)	(0.375)

(0.155)	(0.320)	(0.328)	(0.358)	(0.364)	(0.375)

$11.440	$11.350	$10.520	$11.670	$10.910	$11.290

2.17%	11.09%	(7.23% )	10.39%	(0.03% )	9.90%

$12,261	$12,029	$13,788	$14,282	$13,253	$15,155
1.60%	1.59%	1.59%	1.59%	1.63%	1.68%
1.74%	1.72%	1.71%	1.68%	1.70%	1.70%
2.75%	2.94%	2.85%	3.16%	3.55%	3.41%
2.61%	2.81%	2.73%	3.07%	3.48%	3.39%
3%	22%	21%	24%	26%	17%

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	12/31/13[2]
	2/28/15[1]	to
	(Unaudited)	8/31/14

Net asset value, beginning of period	$11.320	$10.590

Income from investment operations:
Net investment income[3]	0.212	0.326
Net realized and unrealized gain	0.089	0.710

Total from investment operations	0.301	1.036

Less dividends and distributions from:
Net investment income	(0.211)	(0.306)

Total dividends and distributions	(0.211)	(0.306)

Net asset value, end of period	$11.410	$11.320

Total return[4]	2.68%	9.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,837	$3,077
Ratio of expenses to average net assets	0.60%	0.59%
Ratio of expenses to average net assets prior to fees waived	0.74%	0.72%
Ratio of net investment income to average net assets	3.75%	3.91%
Ratio of net investment income to average net assets prior to fees waived	3.61%	3.78%
Portfolio turnover	3%	22% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.560	$10.990	$12.240	$11.730	$12.120	$11.490

0.181	0.374	0.419	0.438	0.438	0.431
0.080	0.569	(1.250)	0.509	(0.385)	0.633

0.261	0.943	(0.831)	0.947	0.053	1.064

(0.181)	(0.373)	(0.419)	(0.437)	(0.436)	(0.434)
—	—	—	—	(0.007)	—

(0.181)	(0.373)	(0.419)	(0.437)	(0.443)	(0.434)

$11.640	$11.560	$10.990	$12.240	$11.730	$12.120

2.27%	8.71%	(6.99% )	8.21%	0.56%	9.44%

$77,684	$80,600	$87,537	$119,025	$98,821	$104,287
0.88%	0.88%	0.88%	0.88%	0.90%	0.94%
1.00%	0.99%	0.97%	0.94%	0.96%	0.96%
3.15%	3.32%	3.51%	3.65%	3.78%	3.66%
3.03%	3.21%	3.42%	3.59%	3.72%	3.64%
3%	16%	17%	17%	32%	7%

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.550	$10.980	$12.230	$11.720	$12.110	$11.480

0.138	0.289	0.329	0.348	0.351	0.342
0.080	0.569	(1.250)	0.509	(0.385)	0.633

0.218	0.858	(0.921)	0.857	(0.034)	0.975

(0.138)	(0.288)	(0.329)	(0.347)	(0.349)	(0.345)
—	—	—	—	(0.007)	—

(0.138)	(0.288)	(0.329)	(0.347)	(0.356)	(0.345)

$11.630	$11.550	$10.980	$12.230	$11.720	$12.110

1.89%	7.91%	(7.70% )	7.41%	(0.20% )	8.63%

$29,505	$31,178	$33,236	$40,738	$35,797	$35,591
1.63%	1.63%	1.63%	1.63%	1.65%	1.69%
1.75%	1.74%	1.72%	1.69%	1.71%	1.71%
2.41%	2.57%	2.76%	2.90%	3.03%	2.91%
2.28%	2.46%	2.67%	2.84%	2.97%	2.89%
3%	16%	17%	17%	32%	7%

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/28/15[1] (Unaudited)	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$11.570	$11.060

Income from investment operations:
Net investment income[3]	0.195	0.291
Net realized and unrealized gain	0.070	0.509

Total from investment operations	0.265	0.800

Less dividends and distributions from:
Net investment income	(0.195)	(0.290)

Total dividends and distributions	(0.195)	(0.290)

Net asset value, end of period	$11.640	$11.570

Total return[4]	2.31%	7.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,796	$1,080
Ratio of expenses to average net assets	0.63%	0.63%
Ratio of expenses to average net assets prior to fees waived	0.75%	0.74%
Ratio of net investment income to average net assets	3.40%	3.46%
Ratio of net investment income to average net assets prior to fees waived	3.28%	3.35%
Portfolio turnover	3%	16% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.460	$10.570	$11.670	$10.800	$11.150	$10.450

0.181	0.366	0.374	0.426	0.406	0.429
0.170	0.889	(1.080)	0.867	(0.351)	0.700

0.351	1.255	(0.706)	1.293	0.055	1.129

(0.181)	(0.365)	(0.375)	(0.423)	(0.405)	(0.429)
—	—	(0.019)	—	—	—

(0.181)	(0.365)	(0.394)	(0.423)	(0.405)	(0.429)

$11.630	$11.460	$10.570	$11.670	$10.800	$11.150

3.08%	12.06%	(6.27% )	12.18%	0.63%	11.02%

$50,242	$52,589	$57,816	$53,456	$37,051	$37,716
0.81%	0.80%	0.80%	0.80%	0.80%	0.80%
1.06%	1.06%	1.03%	1.01%	1.05%	1.07%
3.16%	3.32%	3.23%	3.77%	3.82%	3.94%
2.91%	3.06%	3.00%	3.56%	3.57%	3.67%
6%	20%	33%	28%	54%	15%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1]	Year ended
(Unaudited)	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

$11.440	$10.540	$11.640	$10.780	$11.120	$10.420

0.137	0.283	0.286	0.340	0.326	0.346
0.160	0.899	(1.080)	0.857	(0.341)	0.700

0.297	1.182	(0.794)	1.197	(0.015)	1.046

(0.137)	(0.282)	(0.287)	(0.337)	(0.325)	(0.346)
—	—	(0.019)	—	—	—

(0.137)	(0.282)	(0.306)	(0.337)	(0.325)	(0.346)

$11.600	$11.440	$10.540	$11.640	$10.780	$11.120

2.61%	11.35%	(7.00% )	11.26%	(0.04% )	10.20%

$18,418	$18,491	$21,152	$20,524	$14,235	$13,462
1.56%	1.55%	1.55%	1.55%	1.55%	1.55%
1.81%	1.81%	1.78%	1.76%	1.80%	1.82%
2.40%	2.57%	2.48%	3.02%	3.07%	3.19%
2.15%	2.31%	2.25%	2.81%	2.82%	2.92%
6%	20%	33%	28%	54%	15%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/28/15[1] (Unaudited)	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$11.460	$10.710

Income from investment operations:
Net investment income[3]	0.195	0.279
Net realized and unrealized gain	0.160	0.749

Total from investment operations	0.355	1.028

Less dividends and distributions from:
Net investment income	(0.195)	(0.278)

Total dividends and distributions	(0.195)	(0.278)

Net asset value, end of period	$11.620	$11.460

Total return[4]	3.12%	9.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,422	$1,769
Ratio of expenses to average net assets	0.56%	0.55%
Ratio of expenses to average net assets prior to fees waived	0.81%	0.80%
Ratio of net investment income to average net assets	3.41%	3.55%
Ratio of net investment income to average net assets prior to fees waived	3.16%	3.30%
Portfolio turnover	6%	20% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1] (Unaudited)	Year ended	3/1/13 to 8/31/13[2]	Year ended
	8/31/14		2/28/13	2/29/12	2/28/11	2/28/10

$8.160	$7.590	$8.410	$8.260	$7.550	$7.920	$7.410

0.141	0.293	0.148	0.315	0.329	0.349	0.346
0.090	0.570	(0.809)	0.150	0.710	(0.304)	0.609

0.231	0.863	(0.661)	0.465	1.039	0.045	0.955

(0.141)	(0.293)	(0.148)	(0.315)	(0.329)	(0.349)	(0.346)
—	—	(0.011)	—	—	(0.066)	(0.099)

(0.141)	(0.293)	(0.159)	(0.315)	(0.329)	(0.415)	(0.445)

$8.250	$8.160	$7.590	$8.410	$8.260	$7.550	$7.920

2.85%	11.58%	(7.94% )	5.73%	14.06%	0.48%	13.15%

$451,248	$451,301	$453,451	$524,539	$508,505	$470,369	$503,534
0.89%	0.88%	0.88%	0.88%	0.88%	0.90%	0.93%
0.95%	0.95%	1.00%	0.98%	0.98%	0.98%	0.98%
3.46%	3.73%	3.64%	3.77%	4.19%	4.42%	4.46%
3.40%	3.66%	3.52%	3.67%	4.09%	4.34%	4.41%
6%	7%	5%	20%	21%	31%	43%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/15[1] (Unaudited)	Year ended	3/1/13 to 8/31/13[2]	Year ended
	8/31/14		2/28/13	2/29/12	2/28/11	2/28/10

$8.160	$7.590	$8.410	$8.260	$7.560	$7.920	$7.420

0.110	0.234	0.117	0.252	0.269	0.289	0.287
0.090	0.570	(0.809)	0.150	0.700	(0.294)	0.598

0.200	0.804	(0.692)	0.402	0.969	(0.005)	0.885

(0.110)	(0.234)	(0.117)	(0.252)	(0.269)	(0.289)	(0.286)
—	—	(0.011)	—	—	(0.066)	(0.099)

(0.110)	(0.234)	(0.128)	(0.252)	(0.269)	(0.355)	(0.385)

$8.250	$8.160	$7.590	$8.410	$8.260	$7.560	$7.920

2.47%	10.74%	(8.29% )	4.93%	13.05%	(0.15% )	12.14%

$33,392	$32,096	$32,617	$39,572	$27,311	$21,571	$15,867
1.65%	1.64%	1.64%	1.64%	1.64%	1.66%	1.69%
1.71%	1.71%	1.71%	1.69%	1.69%	1.69%	1.70%
2.70%	2.97%	2.87%	3.01%	3.43%	3.66%	3.70%
2.64%	2.90%	2.80%	2.96%	3.38%	3.63%	3.69%
6%	7%	5%	20%	21%	31%	43%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/28/15[1] (Unaudited)	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$8.160	$7.670

Income from investment operations:
Net investment income[3]	0.151	0.226
Net realized and unrealized gain	0.080	0.490

Total from investment operations	0.231	0.716

Less dividends and distributions from:
Net investment income	(0.151)	(0.226)

Total dividends and distributions	(0.151)	(0.226)

Net asset value, end of period	$8.240	$8.160

Total return[4]	2.85%	9.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,685	$3,733
Ratio of expenses to average net assets	0.65%	0.64%
Ratio of expenses to average net assets prior to fees waived	0.71%	0.71%
Ratio of net investment income to average net assets	3.70%	3.89%
Ratio of net investment income to average net assets prior to fees waived	3.64%	3.82%
Portfolio turnover	6%	7% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Investments® state tax-free funds	February 28, 2015 (Unaudited)

Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Delaware Group State Tax-Free Income Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are each individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Between June 1, 2007 and Sept. 25, 2014, Class B shares could be purchased only through dividend reinvestment and certain permitted exchanges. Class B shares automatically converted to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset values. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Notes to financial statements

Delaware Investments® state tax-free funds

1. Significant Accounting Policies (continued)

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2011–Aug. 31, 2014), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2015.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under

“Less expense paid indirectly.” For the six months ended Feb. 28, 2015, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$7	$6	$22	$15	$5	$61

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses, (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages of each Fund’s average daily net assets from Sept. 1, 2014 through Feb. 28, 2015.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund		Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.59%	0.57%	0.59%	0.61%*	*	0.55%	0.64%

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. Prior to this time, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provided fund accounting and financial

Notes to financial statements

Delaware Investments® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

administration oversight services to each Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2015, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$2,059	$2,284	$4,696	$2,623	$1,782	$11,558

Effective Nov. 1, 2014, DIFSC is also the transfer agent and dividend disbursing agent of each Fund. Prior to this time, DSC was the transfer agent and dividend disbursing agent of the Funds under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2015, the amount charged by DIFSC for each Fund was as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$9,123	$10,116	$20,802	$11,621	$7,894	$51,201

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Each Fund’s Class B shares were subject to a 12b-1 fee of 1.00% of the average daily net assets, which were contractually waived to 0.25% of the average daily net assets from Sept. 1, 2014 through Sept. 25, 2014. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2015, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$1,214	$1,334	$2,753	$1,549	$1,038	$8,332

For the six months ended Feb. 28, 2015, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$3,529	$2,461	$8,621	$7,591	$10,161	$13,161

For the six months ended Feb. 28, 2015, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$—	$—	$150	$292	$—	$—

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

*	The aggregate contractual waiver period is from Dec. 27, 2013 through Dec. 29, 2015 for all Funds except Delaware Tax-Free Pennsylvania Fund, which has a contractual waiver period of June 28, 2012 through Dec. 29, 2015.
**	Prior to Dec. 29, 2014, Delaware Tax-Free Idaho Fund’s contractual waiver was 0.63%.

3. Investments

For the six months ended Feb. 28, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$9,415,829	$9,497,012	$5,824,651	$2,784,325	$10,242,081	$41,402,035
Sales	9,026,561	9,231,040	5,050,978	4,255,570	4,249,686	29,108,844

Notes to financial statements

Delaware Investments® state tax-free funds

3. Investments (continued)

At Feb. 28, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2015, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Cost of investments	$79,883,049	$86,606,483	$180,501,608	$101,671,714	$73,319,477	$452,361,056

Aggregate unrealized appreciation	$6,374,130	$8,509,509	$17,041,118	$7,150,133	$5,809,808	$42,826,779
Aggregate unrealized depreciation	(54,848)	(97,167)	(85,870)	(22,730)	(61,009)	(192,202)

Net unrealized appreciation	$6,319,282	$8,412,342	$16,955,248	$7,127,403	$5,748,799	$42,634,577

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In addition to those noted below, capital loss carryforwards remaining at Aug. 31, 2014 will expire as follows:

Year of Expiration	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
2016	$—	$—	$44,178	$—	$—	$—
2019	—	369,988	—	—	—	—

Total	$—	$369,988	$44,178	$—	$—	$—

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character

	Short-term	Long-term
Delaware Tax-Free
Arizona Fund	$130,027	$1,762,489
Delaware Tax-Free
California Fund	512,925	1,183,175
Delaware Tax-Free
Colorado Fund	2,650,042	3,552,542
Delaware Tax-Free
Idaho Fund	1,817,027	3,471,504
Delaware Tax-Free
New York Fund	909,039	688,991
Delaware Tax-Free
Pennsylvania Fund	1,228,899	3,724,902

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Notes to financial statements

Delaware Investments® state tax-free funds

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2015:

Delaware Tax-Free Arizona Fund
Level 2
Municipal Bonds	$85,552,331
Short-Term Investments	650,000

Total	$86,202,331

	Delaware Tax-Free California Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$94,504,231	$94,504,231
Short-Term Investments[1]	14,594	500,000	514,594

Total	$14,594	$95,004,231	$95,018,825

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$196,511,619	$196,511,619
Short-Term Investments[1]	545,237	400,000	945,237

Total	$545,237	$196,911,619	$197,456,856

Delaware Tax-Free Idaho Fund
Level 2
Municipal Bonds	$108,799,117

Delaware Tax-Free New York Fund
Level 2
Municipal Bonds	$78,068,275
Short-Term Investments	1,000,000

Total	$79,068,275

Delaware Tax-Free Pennsylvania Fund
Level 2
Municipal Bonds	$494,995,632

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for the Funds:

	Delaware	Delaware
	Tax-Free	Tax-Free
Short-Term Investments	California Fund	Colorado Fund
Level 1	2.84%	57.68%
Level 2	97.16%	42.32%

During the six months ended Feb. 28, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2015, there were no Level 3 investments.

 4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/15	8/31/14	2/28/15	8/31/14	2/28/15	8/31/14
Shares sold:
Class A	76,271	422,664	281,682	716,363	295,282	587,926
Class B	—	5	—	—	—	717
Class C	48,508	49,012	146,049	143,852	77,894	49,345
Institutional Class	22,610	19,087	504,809	498,884	176,654	277,679
Shares issued upon reinvestment of dividends and distributions:
Class A	87,941	234,409	86,714	219,532	234,950	514,495
Class B	7	254	43	827	3	54
Class C	5,873	15,965	14,004	34,851	13,075	30,193
Institutional Class	479	95	13,032	2,431	6,402	673

	241,689	741,491	1,046,333	1,616,740	804,260	1,461,082

Shares redeemed:
Class A	(384,155)	(1,380,013)	(761,141)	(2,492,660)	(765,046)	(3,031,582)
Class B	(2,437)	(7,506)	(14,922)	(26,859)	(1,035)	(1,134)
Class C	(31,678)	(126,391)	(83,925)	(540,515)	(79,171)	(330,843)
Institutional Class	(2,329)	(41)	(102,221)	(6,006)	(31,038)	(6,477)

	(420,599)	(1,513,951)	(962,209)	(3,066,040)	(876,290)	(3,370,036)

Net increase (decrease)	(178,910)	(772,460)	84,124	(1,449,300)	(72,030)	(1,908,954)

Notes to financial statements

Delaware Investments® state tax-free funds

4. Capital Shares (continued)

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund		Pennsylvania Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/15	8/31/14	2/28/15	8/31/14	2/28/15	8/31/14
Shares sold:
Class A	235,715	818,230	506,823	627,155	1,545,194	3,568,801
Class B	—	—	—	3	—	1
Class C	121,615	189,865	111,465	112,124	317,522	419,579
Institutional Class	183,279	94,436	764,700	154,404	512,212	456,689
Shares issued upon reinvestment of dividends and distributions:
Class A	91,610	194,871	59,849	145,599	779,355	1,722,816
Class B	38	624	1	167	114	2,036
Class C	29,539	66,057	13,994	32,492	49,269	107,803
Institutional Class	3,091	331	11,864	570	12,354	2,094

	664,887	1,364,414	1,468,696	1,072,514	3,216,020	6,279,819

Shares redeemed:
Class A	(622,992)	(2,011,144)	(832,978)	(1,655,477)	(2,902,003)	(9,731,852)
Class B	(14,305)	(13,492)	(248)	(12,988)	(38,921)	(43,672)
Class C	(312,403)	(585,307)	(154,518)	(533,776)	(250,278)	(891,469)
Institutional Class	(39,554)	(1,422)	(34,275)	(569)	(49,749)	(1,081)

	(989,254)	(2,611,365)	(1,022,019)	(2,202,810)	(3,240,951)	(10,668,074)

Net increase (decrease)	(324,367)	(1,246,951)	446,677	(1,130,296)	(24,931)	(4,388,255)

For the six months ended Feb. 28, 2015 and year ended Aug. 31, 2014, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables above, and the “Statements of changes in net assets.”

	Six months
	ended			Year ended
	2/28/15			8/31/14
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	—	—	$—	1,123	1,127	$12,201
Delaware Tax-Free
California Fund	102	102	1,234	129	129	1,455
Delaware Tax-Free
Idaho Fund	10,178	10,172	117,184	1,911	1,910	21,325
Delaware Tax-Free
Pennsylvania Fund	14,130	14,134	115,189	8,129	8,125	63,471

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the six months ended Feb. 28, 2015, the Funds had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous pages, and the “Statements of changes in net assets.”

		Delaware Tax-Free Colorado Fund
Exchange Redemptions			Exchange Subscriptions
Class A Shares	Class C Shares	Value	Institutional Class Shares	Value
—	6,337	$72,603	6,369	$72,603

		Delaware Tax-Free Pennsylvania Fund
Exchange Redemptions			Exchange Subscriptions
Class A Shares	Class C Shares	Value	Institutional Class Shares	Value
35,044	57,478	$763,161	92,644	$763,161

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, each Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement described above. The line of credit available under the agreement expires on Nov. 9, 2015.

The Funds had no amounts outstanding as of Feb. 28, 2015 or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The values of the Funds’ investments may be adversely affected by new legislation within the states, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its

Notes to financial statements

Delaware Investments® state tax-free funds

6. Geographic, Credit, and Market Risks (continued)

obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2015, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the “Schedules of investments.”

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
10.03%	5.68%	12.39%	21.07%	2.47%	6.70%

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Financial Services LLC, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by the Funds have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2015 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees
Patrick P. Coyne	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford
President and	Former Chief Executive	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	Officer	Officer	PNC Financial Services Group
Delaware Investments®	Private Wealth Management	Assurant, Inc.	Pittsburgh, PA
Family of Funds	J.P. Morgan Chase & Co.	Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL	Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ
Philadelphia, PA	Summit, NJ

Thomas L. Bennett	Joseph W. Chow
Chairman of the Board	Former Executive Vice
Delaware Investments	President
Family of Funds	State Street Corporation
Private Investor	Brookline, MA
Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA

Affiliated officers
David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR INSURED FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 4, 2015